Schedule of Investments
(unaudited)
November 30, 2024
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
California — 100.3%
Acalanes Union High School District, Series
2010A, GO, 6.35%, 08/01/39 ......... USD 200 $ 229,401
Alameda Corridor Transportation Authority
Series 1999A , RB , 0.00% , 10/01/32
( NPFGC )
(a)
.................... 745 576,189
Series 2016B , RB , 4.00% , 10/01/35 ( AGM ) 255 256,335
Series 2016B , RB , 5.00% , 10/01/35 ..... 2,000 2,046,565
Series 2016B , RB , 5.00% , 10/01/36 ( AGM ) 600 619,148
Series 2016B , RB , 5.00% , 10/01/36 ..... 2,000 2,045,928
Series 2022A , RB , 0.00% , 10/01/47
(a)
.... 1,630 963,679
Series 2022A , RB , 0.00% , 10/01/48
(a)
.... 665 391,778
Series 2022A , RB , 0.00% , 10/01/49
(a)
.... 665 390,779
Series 2022A , RB , 0.00% , 10/01/50
(a)
.... 2,195 1,283,622
Series 2022A , RB , 0.00% , 10/01/51 ( AGM )
(a)
1,000 576,061
Series A , RB , 0.00% , 10/01/51 ( AGM )
(a)
... 1,000 292,712
Series 2022C , RB , 5.00% , 10/01/52 ( AGM ) 285 309,635
Series C , RB , 0.00% , 10/01/53 ( AGM )
(a)
.. 5,000 1,273,445
Alameda County Transportation Commission
Series 2022 , RB , 5.00% , 03/01/40 ...... 4,215 4,766,792
Series 2022 , RB , 5.00% , 03/01/41 ...... 1,860 2,090,471
Series 2022 , RB , 5.00% , 03/01/45 ...... 2,000 2,217,208
Alhambra Unified School District, Series B, GO,
0.00%, 08/01/39 (AGM)
(a)
........... 5,100 3,031,466
Allan Hancock Joint Community College District,
Series 2012C, GO, 0.00%, 08/01/47
(a)
.... 1,295 973,255
Alvord Unified School District, Series 2011B,
GO, 0.00%, 08/01/43 (AGM)
(a)
........ 2,500 1,217,125
Anaheim Housing & Public Improvements
Authority, Series 2020A, RB, 5.00%, 10/01/50 200 202,360
Bay Area Toll Authority
Series 2017S-7 , RB , 5.00% , 04/01/28 .... 1,945 2,111,356
Series 2017S-7 , RB , 4.00% , 04/01/29 .... 500 511,808
Series 2023F-1 , RB , 5.00% , 04/01/29 .... 3,000 3,326,389
Series 2017S-7 , RB , 4.00% , 04/01/33 .... 1,695 1,727,490
Series 2017S-7 , RB , 4.00% , 04/01/34 .... 3,500 3,562,617
Series 2017S-7 , RB , 4.00% , 04/01/38 .... 400 404,264
Series 2017S-7 , RB , 4.00% , 04/01/42 .... 8,035 8,079,360
Series 2024F-2 , RB , 5.00% , 04/01/42 .... 4,000 4,478,483
Series 2017B , RB , VRDN 2.85% , 04/01/25
(b)
710 708,853
Series 2017A , RB , VRDN 2.95% , 04/01/26
(b)
705 699,931
Series 2017S-7 , RB , 4.00% , 04/01/47 .... 2,500 2,507,397
Series H , RB , VRDN 2.13% , 04/01/25
(b)
... 1,200 1,195,233
Series 2019S-8 , RB , 3.00% , 04/01/54 .... 5,085 4,204,569
Series 2023F-1 , RB , 5.00% , 04/01/54 .... 5,000 5,488,147
Series 2023F-1 , RB , 5.25% , 04/01/54 .... 8,000 8,954,194
Series 2023A , RB , VRDN ( Barclays Bank plc
LOC ), 2.70% , 12/03/24
(b)
........... 25,965 25,965,000
Series 2019S-8 , RB , 5.00% , 04/01/56 .... 2,000 2,238,701
Series 2017F-1 , RB , 5.00% , 04/01/56 .... 1,405 1,488,726
Series 2024H , RB , VRDN ( Bank of America
NA LOC ), 2.70% , 12/03/24
(b)
........ 1,000 1,000,000
Series 2024E , RB , VRDN ( Bank of America
NA LOC ), 2.70% , 12/03/24
(b)
........ 3,750 3,750,000
Beverly Hills Unified School District
(a)
Series 2009 , GO , 0.00% , 08/01/27 ...... 11,500 10,680,065
Series 2009 , GO , 0.00% , 08/01/29 ...... 2,195 1,921,980
Series 2009 , GO , 0.00% , 08/01/33 ...... 2,515 1,921,516
California Educational Facilities Authority
Series V-1 , RB , 5.00% , 05/01/29 ....... 500 556,250
Series T-1 , RB , 5.00% , 03/15/39 ....... 1,950 2,407,595
Series U-1 , RB , 5.25% , 04/01/40 ....... 4,650 5,891,302
Series U-3 , RB , 5.00% , 06/01/43 ....... 2,090 2,595,025
Series 2015 , RB , 5.00% , 04/01/45 ...... 500 502,484
Security
Par (000)
Par (000) Value
California (continued)
Series U-6 , RB , 5.00% , 05/01/45 ....... USD 20,280 $ 25,193,489
Series 2015 , RB , 5.00% , 09/01/45 ...... 5,000 5,084,520
Series U-7 , RB , 5.00% , 06/01/46 ....... 2,650 3,294,594
Series V-1 , RB , 5.00% , 05/01/49 ....... 7,260 9,043,542
Series 2016 , RB , 5.00% , 10/01/49 ...... 250 258,132
Series 2018A , RB , 5.00% , 10/01/53 ..... 2,120 2,205,323
California Infrastructure & Economic
Development Bank
Series 2003A , RB , 5.00% , 07/01/25 ( FGIC ) 300 303,991
Series 2018 , RB , 5.00% , 10/01/26 ...... 215 225,113
Series 2016 , RB , 5.00% , 10/01/26 ...... 3,550 3,669,832
Series 2018 , RB , 5.00% , 10/01/27 ...... 505 541,853
Series 2023 , RB , 5.00% , 10/01/28 ...... 1,000 1,096,751
Series 2018 , RB , 5.00% , 10/01/28 ...... 545 591,532
Series 2003A , RB , 5.00% , 07/01/29 ( FGIC ) 810 866,172
Series 2003A , RB , 5.00% , 07/01/33 ( AMBAC ) 1,410 1,521,724
Series 2003A , RB , 5.00% , 07/01/36 ( AMBAC ) 740 798,635
Series 2016A , RB , 5.00% , 10/01/41 ..... 700 731,685
Series 2017 , RB , 5.00% , 05/15/42 ...... 1,000 1,053,077
Series 2018 , RB , 5.00% , 10/01/43 ...... 2,000 2,117,902
Series 2019 , RB , 5.00% , 08/01/44 ...... 1,510 1,608,412
Series 2016A , RB , 4.00% , 10/01/45 ..... 500 513,738
Series 2023 , RB , 4.00% , 10/01/45 ...... 5,000 5,143,247
Series 2024 , RB , 4.00% , 10/01/47 ...... 1,775 1,810,971
Series 2022A , RB , 5.00% , 10/01/47 ..... 1,175 1,306,828
Series 2018 , RB , 5.00% , 10/01/48 ...... 125 131,194
Series 2019 , RB , 5.00% , 08/01/49 ...... 3,125 3,297,339
Series 2022A , RB , 5.00% , 10/01/52 ..... 8,000 8,829,224
California Municipal Finance Authority
Series 2017A , RB , 5.00% , 06/01/42 ..... 500 519,356
Series 2017 , RB , 5.00% , 01/01/48 ...... 1,000 1,075,837
California School Facilities Financing Authority,
Series 2009A, RB, 0.00%, 08/01/49 (AGM)
(a)
13,245 3,929,605
California State Public Works Board
Series 2021A , RB , 5.00% , 02/01/25 ..... 5,005 5,022,589
Series F , RB , 5.00% , 05/01/25 ......... 300 302,701
Series D , RB , 5.00% , 06/01/25 ......... 350 353,705
Series 2022A , RB , 5.00% , 08/01/25 ..... 6,680 6,776,259
Series 2014A , RB , 5.00% , 09/01/25 ..... 3,100 3,104,518
Series 2021A , RB , 5.00% , 02/01/26 ..... 3,340 3,428,454
Series 2014A , RB , 5.00% , 09/01/26 ..... 2,620 2,623,819
Series 2021A , RB , 5.00% , 02/01/27 ..... 7,000 7,348,904
Series 2024C , RB , 5.00% , 09/01/27 ..... 1,000 1,063,701
Series B , RB , 5.00% , 10/01/27 ......... 395 421,008
Series 2023D , RB , 5.00% , 11/01/27 ..... 4,510 4,815,382
Series 2019C , RB , 5.00% , 11/01/27 ..... 1,140 1,217,192
Series F , RB , 5.00% , 05/01/28 ......... 350 352,607
Series 2022B , RB , 5.00% , 06/01/28 ..... 2,000 2,161,157
Series 2022A , RB , 5.00% , 08/01/28 ..... 1,000 1,084,113
Series 2014A , RB , 5.00% , 09/01/28 ..... 1,265 1,266,844
Series 2014A , RB , 5.00% , 09/01/29 ..... 2,205 2,208,214
Series 2024C , RB , 5.00% , 09/01/29 ..... 2,500 2,762,909
Series B , RB , 5.00% , 10/01/29 ......... 250 265,439
Series 2019C , RB , 5.00% , 11/01/29 ..... 1,530 1,695,980
Series 2023C , RB , 5.00% , 09/01/30 ..... 2,735 3,076,225
Series 2024C , RB , 5.00% , 09/01/30 ..... 1,500 1,687,144
Series 2020D , RB , 5.00% , 11/01/30 ..... 1,405 1,584,620
Series 2023C , RB , 5.00% , 09/01/31 ..... 4,875 5,572,307
Series 2024C , RB , 5.00% , 09/01/32 ..... 1,705 1,976,807
Series 2014A , RB , 5.00% , 09/01/32 ..... 1,000 1,001,457
Series 2024D , RB , 5.00% , 11/01/32 ..... 5,000 5,809,664
Series 2019C , RB , 5.00% , 11/01/32 ..... 1,010 1,108,655
Series 2014A , RB , 5.00% , 09/01/34 ..... 1,000 1,001,457
Series 2023C , RB , 5.00% , 09/01/34 ..... 5,000 5,842,121
Series 2016C , RB , 5.00% , 11/01/34 ..... 1,575 1,631,306

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2023D , RB , 5.00% , 11/01/36 ..... USD 5,000 $ 5,814,415
Series 2024C , RB , 5.00% , 09/01/37 ..... 2,275 2,670,097
Series 2024C , RB , 5.00% , 09/01/38 ..... 2,000 2,337,950
Series 2024D , RB , 5.00% , 11/01/38 ..... 5,000 5,853,566
Series 2024C , RB , 5.00% , 09/01/39 ..... 9,435 10,974,300
Series 2014B , RB , 5.00% , 10/01/39 ..... 2,000 2,003,074
Series 2024D , RB , 3.00% , 11/01/39 ..... 7,000 6,586,751
Series 2021C , RB , 5.00% , 11/01/40 ..... 1,000 1,113,729
Series 2021D , RB , 4.00% , 11/01/41 ..... 2,510 2,591,692
Series 2024A , RB , 5.00% , 04/01/42 ..... 2,795 3,181,372
Series 2021C , RB , 5.00% , 11/01/46 ..... 3,100 3,391,955
Series 2023D , RB , 4.63% , 11/01/48 ..... 13,760 14,571,262
Series 2024A , RB , 5.00% , 04/01/49 ..... 2,000 2,227,594
California State University
Series 2017A , RB , 5.00% , 11/01/26 ..... 370 388,166
Series 2016A , RB , 5.00% , 11/01/27 ..... 1,385 1,433,649
Series 2016A , RB , 5.00% , 11/01/28 ..... 5,180 5,356,143
Series 2016A , RB , 5.00% , 11/01/29 ..... 1,070 1,105,639
Series 2017A , RB , 5.00% , 11/01/30 ..... 1,605 1,697,140
Series 2015A , RB , 5.00% , 11/01/31 ..... 2,500 2,548,181
Series 2017A , RB , 5.00% , 11/01/31 ..... 500 527,897
Series 2016A , RB , 5.00% , 11/01/32 ..... 1,500 1,545,508
Series 2017A , RB , 5.00% , 11/01/33 ..... 1,325 1,396,413
Series 2015A , RB , 5.00% , 11/01/33 ..... 500 509,453
Series 2016A , RB , 4.00% , 11/01/35 ..... 3,000 3,037,243
Series 2015A , RB , 5.00% , 11/01/35 ..... 2,780 2,830,895
Series 2017A , RB , 5.00% , 11/01/35 ..... 450 473,003
Series 2018A , RB , 5.00% , 11/01/35 ..... 1,145 1,233,144
Series 2017A , RB , 5.00% , 11/01/36 ..... 485 509,242
Series 2016A , RB , 4.00% , 11/01/37 ..... 2,455 2,479,957
Series 2016A , RB , 4.00% , 11/01/38 ..... 2,540 2,561,626
Series 2015A , RB , 5.00% , 11/01/38 ..... 415 422,137
Series 2019A , RB , 5.00% , 11/01/39 ..... 1,515 1,646,541
Series 2016A , RB , 5.00% , 11/01/41 ..... 650 665,431
Series 2024A , RB , 5.00% , 11/01/42 ..... 5,070 5,845,254
Series 2015A , RB , 4.00% , 11/01/43 ..... 200 200,313
Series 2015A , RB , 5.00% , 11/01/43 ..... 1,665 1,689,679
Series 2024A , RB , 5.00% , 11/01/43 ..... 4,800 5,510,709
Series 2020C , RB , 4.00% , 11/01/45 ..... 4,470 4,521,215
Series 2016A , RB , 4.00% , 11/01/45 ..... 985 987,372
Series 2016A , RB , 5.00% , 11/01/45 ..... 760 776,082
Series 2021A , RB , 3.00% , 11/01/46 ..... 2,000 1,703,625
Series 2024A , RB , 5.50% , 11/01/46 ..... 2,000 2,370,074
Series 2015A , RB , 5.00% , 11/01/47 ..... 1,300 1,317,808
Series 2018A , RB , 5.00% , 11/01/48 ..... 5,550 5,848,266
Series 2023A , RB , 5.25% , 11/01/48 ..... 3,745 4,268,454
Series 2024A , RB , 5.50% , 11/01/55 ..... 11,130 13,030,961
California Statewide Communities Development
Authority, Series 2016, RB, 5.00%, 05/15/40 250 254,603
Campbell Union High School District, Series B,
GO, 4.00%, 08/01/38 .............. 2,000 2,049,034
Cerritos Community College District
Series 2012D , GO , 0.00% , 08/01/26
(a)
.... 545 519,782
Series 2014A , GO , 5.00% , 08/01/39 ..... 2,790 2,800,775
Series 2019C , GO , 3.00% , 08/01/44 ..... 250 217,509
Series 2014A , GO , 4.00% , 08/01/44 ..... 250 250,520
Chabot-Las Positas Community College District
Series C , GO , 5.00% , 08/01/27 ........ 500 533,611
Series 2016 , GO , 4.00% , 08/01/33 ...... 1,000 1,015,916
Series 2016 , GO , 4.00% , 08/01/34 ...... 1,000 1,014,937
Series 2017A , GO , 4.00% , 08/01/42 ..... 1,290 1,296,148
Series 2017A , GO , 4.00% , 08/01/47 ..... 3,000 3,014,633
Series C , GO , 5.25% , 08/01/48 ........ 2,725 3,087,906
Chaffey Community College District, Series A,
GO, 3.00%, 06/01/33 .............. 1,800 1,786,034
Security
Par (000)
Par (000) Value
California (continued)
Chaffey Joint Union High School District
Series B , GO , 4.00% , 08/01/44 ........ USD 500 $ 500,103
Series G , GO , 5.25% , 08/01/52 ........ 1,500 1,668,795
Chino Basin Regional Financing Authority, Series
2020B, RB, 4.00%, 11/01/25 ......... 3,790 3,820,379
Chino Valley Unified School District
Series 2020B , GO , 4.00% , 08/01/45 ..... 2,500 2,533,888
Series 2022C , GO , 4.00% , 08/01/55 ..... 2,000 2,011,647
Series 2020B , GO , 5.00% , 08/01/55 ..... 4,000 4,263,180
Citrus Community College District, Series
2024B, GO, 5.00%, 08/01/49 ......... 1,000 1,121,559
City & County of San Francisco
Series 2020R-1 , GO , 5.00% , 06/15/25 ... 2,815 2,848,997
Series 2022R-1 , GO , 5.00% , 06/15/26 ... 500 518,816
Series 2022R-1 , GO , 5.00% , 06/15/27 ... 500 532,733
Series 2022R-1 , GO , 5.00% , 06/15/28 ... 3,500 3,814,288
Series 2020R-1 , GO , 5.00% , 06/15/31 ... 1,500 1,622,907
Series 2024-R1 , GO , 5.00% , 06/15/32 ... 3,000 3,521,694
Series 2024-R1 , GO , 5.00% , 06/15/34 ... 10,000 12,048,396
Series 2024R-1 , GO , 5.00% , 06/15/35 ... 1,880 2,256,423
City of Glendale, Series 2024-2, RB,
5.00%, 02/01/54 ................. 2,000 2,186,814
City of Long Beach
Series 2019A , RB , 5.00% , 05/15/44 ..... 2,000 2,154,482
Series C , RB , 5.00% , 05/15/47 ......... 1,500 1,558,273
City of Los Angeles
Series 2023A , RB , 5.00% , 02/01/37 ..... 1,000 1,161,503
Series 2023A , RB , 5.00% , 02/01/38 ..... 1,000 1,155,608
City of Los Angeles Department of Airports
Series 2019C , RB , 5.00% , 05/15/25 ..... 500 505,030
Series 2020B , RB , 5.00% , 05/15/25 ..... 1,135 1,146,479
Series 2020A , RB , 5.00% , 05/15/26 ..... 1,000 1,035,513
Series 2020A , RB , 5.00% , 05/15/28 ..... 280 304,014
Series 2020A , RB , 5.00% , 05/15/32 ..... 1,070 1,191,602
Series 2020B , RB , 5.00% , 05/15/32 ..... 1,000 1,125,435
Series 2021B , RB , 5.00% , 05/15/35 ..... 2,105 2,388,795
Series 2020A , RB , 5.00% , 05/15/36 ..... 5,330 5,889,689
Series C , RB , 5.00% , 05/15/38 ......... 1,750 1,764,608
Series 2020A , RB , 5.00% , 05/15/39 ..... 6,430 7,048,475
Series 2020A , RB , 5.00% , 05/15/40 ..... 1,425 1,557,658
Series B , RB , 5.00% , 05/15/42 ......... 2,000 2,083,880
Series 2019E , RB, AMT , 5.00% , 05/15/44 . 2,500 2,649,453
Series 2021B , RB , 5.00% , 05/15/45 ..... 2,205 2,413,092
Series 2018E , RB , 5.00% , 05/15/48 ..... 1,020 1,082,278
Series 2021B , RB , 5.00% , 05/15/48 ..... 475 516,212
City of Los Angeles Wastewater System
Series 2022C , RB , 5.00% , 06/01/26 ..... 3,815 3,954,024
Series 2018B , RB , 5.00% , 06/01/27 ..... 3,860 4,111,645
Series 2022C , RB , 5.00% , 06/01/29 ..... 1,000 1,114,915
Series 2022C , RB , 5.00% , 06/01/30 ..... 1,000 1,135,896
Series A , RB , 5.00% , 06/01/30 ......... 1,305 1,382,845
Series 2022C , RB , 5.00% , 06/01/32 ..... 2,500 2,933,076
Series 2013A , RB , 5.00% , 06/01/35 ..... 2,450 2,451,945
Series A , RB , 4.00% , 06/01/42 ......... 500 502,852
Series 2018A , RB , 5.00% , 06/01/43 ..... 1,000 1,055,670
Series A , RB , 5.00% , 06/01/43 ......... 2,435 2,435,652
Series C , RB , 5.00% , 06/01/45 ......... 915 921,860
Series 2022A , RB , 5.00% , 06/01/47 ..... 5,275 5,802,280
Series A , RB , 5.25% , 06/01/47 ......... 1,000 1,043,347
Series 2022A , RB , 4.00% , 06/01/52 ..... 1,420 1,428,358
City of Riverside
Series 2019A , RB , 5.00% , 10/01/36 ..... 1,025 1,112,930
Series 2015A , RB , 5.00% , 08/01/40 ..... 500 505,219
Series 2019A , RB , 5.00% , 10/01/48 ..... 3,695 3,911,585

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
City of Sacramento, Series 2018A, RB,
5.00%, 06/01/43 ................. USD 1,000 $ 1,057,643
City of San Francisco
Series 2015A , RB , 5.00% , 11/01/25 ..... 1,700 1,716,287
Series A , RB , 5.00% , 11/01/25 ......... 455 464,546
Series A , RB , 5.00% , 11/01/29 ......... 1,405 1,463,938
Series A , RB , 4.00% , 11/01/30 ......... 2,455 2,510,293
Series 2023C , RB , 5.00% , 11/01/31 ..... 1,000 1,166,137
Series 2023C , RB , 5.00% , 11/01/32 ..... 1,000 1,178,882
Series 2015A , RB , 5.00% , 11/01/32 ..... 1,000 1,007,532
Series A , RB , 5.00% , 11/01/32 ......... 370 384,672
Series A , RB , 5.00% , 11/01/33 ......... 1,835 1,906,599
Series D , RB , 5.00% , 11/01/33 ......... 1,000 1,057,147
Series A , RB , 5.00% , 11/01/34 ......... 1,740 1,806,482
Series 2023C , RB , 5.00% , 11/01/35 ..... 1,440 1,705,275
Series A , RB , 4.00% , 11/01/36 ......... 2,500 2,526,037
Series A , RB , 4.00% , 11/01/39 ......... 1,000 1,008,199
Series 2023C , RB , 5.00% , 11/01/39 ..... 1,000 1,167,161
Series 2023AB , RB , 5.00% , 11/01/43 .... 3,550 4,029,871
Series 2020B , RB , 5.00% , 11/01/50 ..... 3,600 3,745,864
City of San Jose
Series 2019C , GO , 5.00% , 09/01/28 ..... 370 404,651
Series 2019A-1 , GO , 5.00% , 09/01/45 .... 2,650 2,829,049
Series 2021A , GO , 5.00% , 09/01/45 ..... 7,035 7,712,540
Series 2019A-1 , GO , 5.00% , 09/01/47 .... 2,000 2,124,315
City of Santa Rosa, Series 2002B, RB,
0.00%, 09/01/32 (AMBAC)
(a)
.......... 5,000 3,900,111
Clovis Unified School District
Series D , GO , 4.00% , 08/01/40 ........ 250 251,349
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/27 ( AGM )
(a)
320 297,341
Series 2006B , GO , 0.00% , 08/01/28 ( AGM )
(a)
2,050 1,851,455
Series 2015 , GO , 5.00% , 08/01/29 ...... 4,905 4,979,547
Series 2006B , GO , 0.00% , 08/01/30 ( AGM )
(a)
2,985 2,534,972
Series 2015 , GO , 5.00% , 08/01/31 ...... 2,335 2,370,488
Series 2015 , GO , 0.00% , 08/01/34
(a)
..... 500 333,122
Series 2017D , GO , 5.00% , 08/01/36 ..... 1,500 1,598,924
Series 2019F , GO , 3.00% , 08/01/39 ..... 2,520 2,366,146
Series 2017D , GO , 4.00% , 08/01/42 ..... 10,230 10,278,752
Series 2019F , GO , 0.00% , 08/01/43
(a)
.... 1,000 466,699
Contra Costa Community College District, Series
2014A, GO, 4.00%, 08/01/39 ......... 1,250 1,250,075
Contra Costa Transportation Authority Sales Tax,
Series 2021A, RB, 4.00%, 03/01/33 ..... 4,225 4,544,633
Corona-Norco Unified School District
Series A , GO , 5.00% , 08/01/40 ........ 1,500 1,522,345
Series B , GO , 4.00% , 08/01/43 ........ 3,725 3,763,909
County of Los Angeles, Series 2024, RB,
5.00%, 06/30/25 ................. 9,020 9,136,543
County of Sacramento Airport System
Series 2018B , RB , 5.00% , 07/01/38 ..... 1,000 1,065,676
Series A , RB , 5.00% , 07/01/41 ......... 1,000 1,026,331
Series B , RB , 5.00% , 07/01/41 ......... 800 821,064
Series 2024 , RB , 5.00% , 07/01/42 ...... 1,000 1,151,269
Series 2024 , RB , 5.00% , 07/01/49 ...... 4,155 4,610,347
Series 2024 , RB , 5.00% , 07/01/54 ...... 7,250 7,961,366
County of Santa Clara
Series 2022D , GO , 5.00% , 08/01/34 ..... 5,890 6,876,594
Series 2017C , GO , 4.00% , 08/01/38 ..... 750 758,965
Desert Community College District
Series 2016 , GO , 5.00% , 08/01/37 ...... 1,000 1,027,569
Series 2017 , GO , 4.00% , 08/01/39 ...... 500 504,996
Desert Sands Unified School District, Series
2019, GO, 4.00%, 08/01/44 .......... 1,000 1,004,669
Security
Par (000)
Par (000) Value
California (continued)
Dublin Unified School District, Series B, GO,
4.25%, 08/01/53 ................. USD 5,000 $ 5,127,769
East Bay Municipal Utility District Water System
Series 2014B , RB , 5.00% , 06/01/25 ..... 325 328,689
Series 2015A , RB , 5.00% , 06/01/27 ..... 1,005 1,016,759
Series 2015A , RB , 5.00% , 06/01/28 ..... 250 252,851
Series 2015A , RB , 5.00% , 06/01/29 ..... 300 303,201
Series 2017B , RB , 5.00% , 06/01/29 ..... 2,200 2,336,410
Series 2024B , RB , 5.00% , 06/01/30 ..... 1,000 1,134,792
Series 2017B , RB , 5.00% , 06/01/32 ..... 1,560 1,650,305
Series 2017B , RB , 5.00% , 06/01/33 ..... 1,000 1,056,432
Series 2017B , RB , 5.00% , 06/01/34 ..... 430 453,804
Series 2015A , RB , 5.00% , 06/01/35 ..... 540 545,372
Series 2022A , RB , 5.00% , 06/01/37 ..... 2,000 2,306,858
Series 2017A , RB , 5.00% , 06/01/42 ..... 5,460 5,707,753
Series 2017A , RB , 4.00% , 06/01/45 ..... 1,000 1,003,141
Series 2017A , RB , 5.00% , 06/01/45 ..... 2,000 2,084,917
Series 2024A , RB , 5.00% , 06/01/54 ..... 3,215 3,604,293
East Side Union High School District
Series 2024B , GO , 5.00% , 08/01/30 ( AGM ) 3,500 3,984,071
Series 2024B , GO , 5.00% , 08/01/34 ( AGM ) 4,000 4,823,070
Eastern Municipal Water District Financing
Authority
Series 2020A , RB , 5.00% , 07/01/36 ..... 3,000 3,360,757
Series 2020A , RB , 4.00% , 07/01/38 ..... 2,310 2,407,578
Series 2017D , RB , 5.00% , 07/01/47 ..... 1,000 1,040,977
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/27
(a)
.... 3,000 2,783,178
Series 2012C , GO , 0.00% , 08/01/29
(a)
.... 2,110 1,844,159
Series 2012C , GO , 0.00% , 08/01/32
(a)
.... 700 552,699
Series 2012C , GO , 0.00% , 08/01/33
(a)
.... 125 95,177
Series 2012C , GO , 0.00% , 08/01/34
(a)
.... 3,050 2,235,569
Series 2016A , GO , 4.00% , 08/01/45 ..... 500 501,405
El Monte Union High School District, Series B,
GO, 4.00%, 06/01/46 .............. 4,100 4,118,735
Elk Grove Unified School District
Series 2021 , GO , 2.00% , 08/01/34 ...... 2,515 2,135,322
Series 2019 , GO , 4.00% , 08/01/46 ...... 2,855 2,863,254
Series 2017 , GO , 4.00% , 08/01/46 ...... 5,950 5,967,202
Escondido Union High School District
(a)
Series 2009 , GO , 0.00% , 08/01/37 ( AGC ) . 190 123,197
Series 2011C , GO , 0.00% , 08/01/46 ..... 985 400,522
Series 2011C , GO , 0.00% , 08/01/51 ..... 1,155 385,827
Foothill-De Anza Community College District
Series 2003B , GO , 0.00% , 08/01/34
( NPFGC-IBC, FGIC )
(a)
............ 2,000 1,481,366
Series A , GO , 0.00% , 08/01/36 ( AMBAC )
(a)
1,950 1,324,081
Series 2021A , GO , 3.00% , 08/01/40 ..... 5,160 4,866,737
Series 2016 , GO , 4.00% , 08/01/40 ...... 4,285 4,303,235
Foothill-Eastern Transportation Corridor Agency
Series 1995A , RB , 0.00% , 01/01/25
(a)
.... 880 877,685
Series 1995A , RB , 0.00% , 01/01/26
(a)
.... 1,165 1,127,971
Series 1995A , RB , 0.00% , 01/01/28
(a)
.... 440 403,520
Series 1995A , RB , 0.00% , 01/01/29
(a)
.... 500 445,200
Series 1995A , RB , 0.00% , 01/01/30 ( AGC-
ICC, AGM-CR )
(a)
................ 320 276,653
Series 2015A , RB , 0.00% , 01/15/33
(a)
.... 750 561,813
Series 2015A , RB , 0.00% , 01/15/34 ( AGM )
(a)
5,500 4,047,673
Series 2015A , RB , 0.00% , 01/15/35 ( AGM )
(a)
300 212,744
Series 2013A , RB , 0.00% , 01/15/36 ( AGM )
(a)
12,490 8,501,938
Series 2013A , RB , 0.00% , 01/15/37 ( AGM )
(a)
3,000 1,954,753
Series 2021A , RB , 4.00% , 01/15/46 ..... 19,000 19,065,286
Series 2013B-1 , RB , 3.95% , 01/15/53 .... 1,200 1,176,330

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Fremont Union High School District
Series 2021A , GO , 3.00% , 08/01/40 ..... USD 4,000 $ 3,814,239
Series 2015 , GO , 4.00% , 08/01/40 ...... 1,950 1,950,196
Series A , GO , 5.00% , 08/01/44 ........ 1,000 1,044,902
Glendale Community College District
Series B , GO , 3.00% , 08/01/47 ........ 500 414,908
Series B , GO , 4.00% , 08/01/50 ........ 8,085 8,127,897
Glendale Unified School District, Series 2015B,
GO, 4.00%, 09/01/41 .............. 350 353,399
Grossmont-Cuyamaca Community College
District
Series 2008C , GO , 0.00% , 08/01/30 ( AGC )
(a)
2,000 1,686,196
Series 2018B , GO , 4.00% , 08/01/47 ..... 1,000 1,006,601
Hayward Area Recreation & Park District, Series
A, GO, 4.00%, 08/01/46 ............ 1,000 1,003,263
Hayward Unified School District, Series 2019A,
GO, 4.00%, 08/01/48 (BAM) .......... 1,000 1,003,179
Hillsborough City School District
(a)
Series B , GO , 0.00% , 09/01/30 ........ 4,995 4,225,738
Series B , GO , 0.00% , 09/01/31 ........ 5,075 4,178,479
Imperial Irrigation District Electric System, Series
2016B-1, RB, 5.00%, 11/01/46 ........ 500 513,973
Irvine Ranch Water District Water Service Corp.
Series 2009B , VRDN ( Bank of America NA
LOC ), 2.50% , 12/03/24
(b)
........... 3,015 3,015,000
Series 2016 , 5.25% , 02/01/46 ......... 1,000 1,029,483
Lodi Unified School District, Series 2020, GO,
3.00%, 08/01/43 ................. 5,465 4,770,762
Long Beach Community College District
Series 2019C , GO , 4.00% , 08/01/45 ..... 400 402,812
Series 2012B , GO , 0.00% , 08/01/49
(a)
.... 250 181,764
Series 2019C , GO , 4.00% , 08/01/49 ..... 300 301,353
Long Beach Unified School District
Series A , GO , 5.00% , 08/01/25 ........ 3,200 3,246,203
Series D-1 , GO , 0.00% , 08/01/33
(a)
...... 1,750 1,227,926
Series D-1 , GO , 0.00% , 08/01/37
(a)
...... 5,290 3,099,323
Series D-1 , GO , 0.00% , 08/01/39
(a)
...... 200 107,046
Series C , GO , 5.00% , 08/01/43 ........ 3,000 3,393,194
Series G , GO , 5.00% , 08/01/44 ........ 1,015 1,144,682
Series B , GO , 4.00% , 08/01/45 ........ 500 504,398
Series C , GO , 5.00% , 08/01/45 ........ 3,265 3,671,913
Series F , GO , 3.00% , 08/01/47 ......... 1,605 1,341,564
Series C , GO , 4.00% , 08/01/47 ........ 3,500 3,552,653
Series B , GO , 3.00% , 08/01/48 ........ 5,815 4,811,340
Series C , GO , 4.00% , 08/01/48 ........ 3,910 3,964,987
Series B , GO , 3.00% , 08/01/50 ........ 7,320 5,979,990
Series C , GO , 4.00% , 08/01/53 ........ 2,085 2,100,272
Los Angeles Community College District
Series 2015C , GO , 5.00% , 08/01/25 ..... 345 350,370
Series A-1 , GO , 5.00% , 08/01/25 ....... 4,420 4,488,804
Series C , GO , 5.00% , 08/01/25
(c)
....... 10,000 10,153,734
Series 2015C , GO , 5.00% , 06/01/26 ..... 2,395 2,484,787
Series C , GO , 5.00% , 08/01/26
(c)
....... 5,000 5,209,268
Series D , GO , 5.00% , 08/01/27 ........ 10,000 10,682,923
Series A-1 , GO , 5.00% , 08/01/27 ....... 1,800 1,922,926
Series E , GO , 5.00% , 08/01/28
(c)
....... 5,000 5,459,383
Series D , GO , 5.00% , 08/01/28 ........ 3,625 3,958,777
Series D , GO , 5.00% , 08/01/29 ........ 2,085 2,323,832
Series E , GO , 5.00% , 08/01/29
(c)
....... 5,000 5,571,774
Series E , GO , 5.00% , 08/01/30
(c)
....... 5,000 5,684,911
Series K , GO , 4.00% , 08/01/36 ........ 2,435 2,465,179
Series K , GO , 4.00% , 08/01/37 ........ 4,325 4,372,327
Series 2016 , GO , 4.00% , 08/01/37 ...... 1,915 1,935,955
Series K , GO , 4.00% , 08/01/38 ........ 1,460 1,471,464
Series 2024 , GO , 5.00% , 08/01/38 ...... 3,500 4,127,010
Security
Par (000)
Par (000) Value
California (continued)
Series K , GO , 3.00% , 08/01/39 ........ USD 855 $ 828,102
Series J , GO , 4.00% , 08/01/41 ......... 3,445 3,478,430
Los Angeles County Facilities 2, Inc., Series
2024A, RB, 5.25%, 06/01/49 ......... 5,000 5,669,167
Los Angeles County Facilities, Inc.
Series 2018A , RB , 5.00% , 12/01/43 ..... 1,000 1,058,126
Series 2018A , RB , 4.00% , 12/01/48 ..... 500 503,171
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/25 ..... 4,280 4,329,642
Series 2016A , RB , 5.00% , 06/01/26 ..... 450 467,073
Series 2020A , RB , 5.00% , 06/01/27 ..... 460 490,104
Series 2021A , RB , 5.00% , 06/01/28 ..... 1,040 1,134,264
Series 2020A , RB , 5.00% , 06/01/28 ..... 200 217,917
Series 2017A , RB , 5.00% , 07/01/28 ..... 270 287,519
Series 2021A , RB , 5.00% , 06/01/30 ..... 2,450 2,782,945
Series 2020A , RB , 5.00% , 06/01/30 ..... 1,500 1,694,759
Series 2023A , RB , 5.00% , 07/01/30 ..... 2,000 2,275,341
Series 2020A , RB , 5.00% , 06/01/31 ..... 5,680 6,389,842
Series 2020A , RB , 5.00% , 06/01/32 ..... 2,500 2,803,320
Series 2023A , RB , 5.00% , 07/01/32 ..... 2,000 2,352,382
Series 2021A , RB , 5.00% , 06/01/33 ..... 2,020 2,325,072
Series 2020A , RB , 5.00% , 06/01/33 ..... 3,020 3,378,443
Series 2023A , RB , 5.00% , 07/01/33 ..... 500 596,952
Series 2020A , RB , 5.00% , 06/01/34 ..... 4,095 4,324,736
Series 2019B , RB , 5.00% , 07/01/34 ..... 3,065 3,310,893
Series 2023A , RB , 5.00% , 07/01/34 ..... 2,000 2,381,121
Series 2019B , RB , 5.00% , 07/01/35 ..... 2,285 2,464,760
Series 2020A , RB , 4.00% , 06/01/37 ..... 1,250 1,311,387
Series 2024-A , RB , 5.00% , 06/01/37 ..... 4,000 4,764,849
Series 2017A , RB , 5.00% , 07/01/37 ..... 1,000 1,054,680
Series 2017A , RB , 5.00% , 07/01/38 ..... 1,390 1,464,518
Series 2017A , RB , 5.00% , 07/01/39 ..... 2,890 3,041,517
Series 2021A , RB , 5.00% , 07/01/39 ..... 1,500 1,695,059
Series 2017A , RB , 5.00% , 07/01/40 ..... 2,175 2,286,109
Series 2017A , RB , 5.00% , 07/01/42 ..... 2,400 2,518,106
Series 2021A , RB , 5.00% , 07/01/43 ..... 10,120 11,224,846
Series 2019A , RB , 5.00% , 07/01/44 ..... 3,770 4,006,761
Series 2021A , RB , 5.00% , 07/01/45 ..... 1,075 1,185,276
Los Angeles County Public Works Financing
Authority
Series 2024H , RB , 5.00% , 12/01/34 ..... 1,000 1,205,710
Series 2024H , RB , 5.00% , 12/01/37 ..... 3,000 3,557,260
Series 2015A , RB , 5.00% , 12/01/39 ..... 500 500,000
Series 2024H , RB , 5.00% , 12/01/39 ..... 1,500 1,762,888
Series 2016D , RB , 4.00% , 12/01/40 ..... 2,260 2,264,035
Series 2019E-1 , RB , 5.00% , 12/01/44 .... 1,000 1,075,706
Series 2021F , RB , 4.00% , 12/01/46 ..... 2,000 2,029,732
Series 2024H , RB , 4.00% , 12/01/53 ..... 1,000 1,008,297
Series 2024H , RB , 5.25% , 12/01/53 ..... 4,970 5,640,459
Los Angeles County Sanitation Districts
Financing Authority
Series 2015A , RB , 5.00% , 10/01/34 ..... 500 508,094
Series 2016A , RB , 4.00% , 10/01/42 ..... 5,010 5,019,936
Los Angeles Department of Water & Power
Series 2022E , RB , 5.00% , 07/01/25 ..... 3,590 3,636,531
Series 2018B , RB , 5.00% , 07/01/25 ..... 1,495 1,511,642
Series 2020A , RB , 5.00% , 07/01/26 ..... 3,645 3,784,737
Series 2018B , RB , 5.00% , 07/01/26 ..... 2,270 2,352,564
Series 2021C , RB , 5.00% , 07/01/26 ..... 4,815 4,990,131
Series 2024E , RB , 5.00% , 07/01/28
(c)
.... 3,500 3,817,726
Series 2022E , RB , 5.00% , 07/01/28 ..... 2,485 2,710,752
Series 2018A , RB , 5.00% , 07/01/28 ..... 1,175 1,267,363
Series 2015A , RB , 5.00% , 07/01/28 ..... 1,325 1,326,970
Series 2015A , RB , 5.00% , 07/01/29 ..... 2,000 2,002,973

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2024E , RB , 5.00% , 07/01/29
(c)
.... USD 1,725 $ 1,922,464
Series 2015A , RB , 5.00% , 07/01/30 ..... 1,000 1,001,487
Series 2024E , RB , 5.00% , 07/01/30
(c)
.... 5,000 5,674,043
Series 2015A , RB , 5.00% , 07/01/32 ..... 855 856,271
Series 2019B , RB , 5.00% , 07/01/32 ..... 1,760 1,922,512
Series 2019D , RB , 5.00% , 07/01/32 ..... 1,000 1,102,998
Series 2017B , RB , 5.00% , 07/01/32 ..... 1,960 2,050,982
Series 2001B-3 , RB , VRDN ( Barclays Bank
plc SBPA ), 2.65% , 12/03/24
(b)
....... 4,500 4,500,000
Series 2015A , RB , 5.00% , 07/01/34 ..... 625 625,929
Series 2002A, Sub-Series A-3 , RB ,
VRDN ( Bank of America NA SBPA ),
2.60% , 12/03/24
(b)
............... 1,970 1,970,000
Series 2002A-2 , RB , VRDN ( Bank of America
NA SBPA ), 2.65% , 12/03/24
(b)
....... 450 450,000
Series 2024E , RB , 5.00% , 07/01/35
(c)
.... 1,500 1,798,349
Series 2019D , RB , 5.00% , 07/01/37 ..... 3,865 4,214,483
Series 2024B , RB , 5.00% , 07/01/37 ..... 4,000 4,722,907
Series 2024E , RB , 5.00% , 07/01/39
(c)
.... 1,250 1,471,356
Series 2020B , RB , 5.00% , 07/01/39 ..... 4,600 5,096,380
Series 2020B , RB , 5.00% , 07/01/40 ..... 1,500 1,656,654
Series 2022C , RB , 5.00% , 07/01/40 ..... 2,000 2,259,435
Series 2022C , RB , 5.00% , 07/01/41 ..... 2,000 2,245,795
Series 2016B , RB , 5.00% , 07/01/42 ..... 2,230 2,268,227
Series 2017A , RB , 5.00% , 07/01/42 ..... 695 718,713
Series 2022C , RB , 5.00% , 07/01/42 ..... 8,185 9,139,910
Series 2024A , RB , 5.00% , 07/01/43 ..... 4,450 5,068,733
Series 2022C , RB , 5.00% , 07/01/43 ..... 2,400 2,668,269
Series 2024C , RB , 5.00% , 07/01/44 ..... 1,000 1,134,745
Series 2024A , RB , 5.00% , 07/01/44 ..... 3,615 4,102,103
Series 2024D , RB , 5.00% , 07/01/45 ..... 4,000 4,543,474
Series 2019A , RB , 5.00% , 07/01/45 ..... 1,510 1,605,345
Series 2021C , RB , 5.00% , 07/01/45 ..... 3,000 3,293,524
Series 2016A , RB , 5.00% , 07/01/46 ..... 1,000 1,015,354
Series 2017C , RB , 5.00% , 07/01/47 ..... 1,000 1,035,574
Series 2022B , RB , 5.00% , 07/01/47 ..... 6,000 6,618,030
Series 2017A , RB , 5.00% , 07/01/47 ..... 1,000 1,028,925
Series 2024D , RB , 5.00% , 07/01/47 ..... 6,750 7,600,682
Series 2019C , RB , 5.00% , 07/01/49 ..... 2,455 2,611,078
Series 2019D , RB , 5.00% , 07/01/49 ..... 3,675 3,908,641
Series 2022A , RB , 5.00% , 07/01/51 ..... 2,480 2,695,151
Series 2021C , RB , 5.00% , 07/01/51 ..... 2,575 2,798,393
Series 2022B , RB , 5.00% , 07/01/52 ..... 1,000 1,097,787
Series 2022C , RB , 5.00% , 07/01/52 ..... 2,100 2,293,413
Series 2024C , RB , 5.00% , 07/01/54 ..... 10,750 11,958,854
Los Angeles Department of Water & Power
Water System
Series 2023A , RB , 5.00% , 07/01/25 ..... 2,000 2,025,922
Series 2020B , RB , 4.00% , 07/01/27 ..... 415 431,787
Series 2018B , RB , 5.00% , 07/01/32 ..... 1,825 1,971,854
Series 2023A , RB , 5.00% , 07/01/34 ..... 1,100 1,306,815
Series 2001B-4 , RB , VRDN ( Barclays Bank
plc SBPA ), 2.50% , 12/03/24
(b)
....... 16,000 16,000,000
Series 2016A , RB , 5.00% , 07/01/35 ..... 2,830 2,890,691
Series 2017A , RB , 5.00% , 07/01/36 ..... 4,765 4,972,764
Series 2020C , RB , 5.00% , 07/01/36 ..... 2,500 2,797,879
Series 2016A , RB , 5.00% , 07/01/38 ..... 1,330 1,356,614
Series 2022D , RB , 5.00% , 07/01/40 ..... 1,220 1,390,016
Series 2022C , RB , 5.00% , 07/01/40 ..... 4,130 4,705,544
Series 2017A , RB , 5.00% , 07/01/41 ..... 2,000 2,071,601
Series 2024B , RB , 5.00% , 07/01/41 ..... 3,200 3,718,947
Series 2022B , RB , 5.00% , 07/01/42 ..... 2,310 2,582,607
Series 2024B , RB , 5.00% , 07/01/42 ..... 2,000 2,307,733
Series 2018B , RB , 5.00% , 07/01/43 ..... 4,345 4,601,244
Series 2022C , RB , 5.00% , 07/01/43 ..... 2,650 2,968,494
Security
Par (000)
Par (000) Value
California (continued)
Series 2017A , RB , 5.00% , 07/01/44 ..... USD 2,000 $ 2,063,602
Series 2019A-2 , RB , VRDN ( Barclays Bank
plc SBPA ), 2.65% , 12/03/24
(b)
....... 9,515 9,515,000
Series 2021B , RB , 5.00% , 07/01/46 ..... 2,950 3,214,603
Series 2016B , RB , 5.00% , 07/01/46 ..... 250 253,892
Series 2016A , RB , 5.00% , 07/01/46 ..... 5,000 5,077,833
Series 2022D , RB , 5.00% , 07/01/47 ..... 6,330 6,990,910
Series 2018B , RB , 5.00% , 07/01/48 ..... 4,025 4,215,726
Series 2018A , RB , 5.00% , 07/01/48 ..... 1,000 1,046,473
Series 2022B , RB , 4.00% , 07/01/49 ..... 1,000 1,006,998
Series 2023A , RB , 5.00% , 07/01/49 ..... 1,000 1,111,454
Series 2020A , RB , 5.00% , 07/01/50 ..... 6,460 6,952,760
Series 2022B , RB , 5.00% , 07/01/52 ..... 5,760 6,298,054
Series 2023A , RB , 5.25% , 07/01/53 ..... 1,000 1,131,964
Los Angeles Unified School District
Series 2024QRR , GO , 5.00% , 07/01/25 ... 4,000 4,053,701
Series 2019A , GO , 5.00% , 07/01/25 ..... 2,455 2,487,959
Series 2017A , GO , 5.00% , 07/01/25 ..... 2,050 2,077,522
Series 2022QRR , GO , 5.00% , 07/01/25 ... 2,000 2,026,851
Series 2017A , GO , 5.00% , 07/01/26 ..... 3,625 3,768,557
Series 2022QRR , GO , 5.00% , 07/01/26 ... 750 779,701
Series 2019A , GO , 5.00% , 07/01/26 ..... 2,500 2,599,004
Series 2024A , GO , 5.00% , 07/01/26 ..... 1,985 2,063,610
Series 2021RYRR , GO , 5.00% , 07/01/27 .. 1,250 1,332,962
Series 2019A , GO , 5.00% , 07/01/27 ..... 1,170 1,247,653
Series 2020C , GO , 5.00% , 07/01/27 ..... 1,070 1,141,016
Series 2023A , COP , 5.00% , 10/01/27 .... 1,000 1,067,273
Series 2018B-1 , GO , 5.00% , 07/01/28 .... 1,455 1,569,824
Series 2023QRR , GO , 5.00% , 07/01/28 ... 2,865 3,126,305
Series 2019A , GO , 5.00% , 07/01/28 ..... 3,945 4,304,807
Series 2020RYQ , GO , 5.00% , 07/01/28 ... 1,145 1,249,431
Series 2020A , GO , 5.00% , 07/01/28 ..... 875 954,805
Series 2024A , GO , 5.00% , 07/01/29 ..... 3,180 3,544,227
Series 2022QRR , GO , 5.00% , 07/01/29 ... 1,000 1,114,537
Series 2016A , GO , 5.00% , 07/01/29 ..... 1,000 1,011,907
Series 2023QRR , GO , 5.00% , 07/01/29 ... 3,500 3,900,879
Series 2019A , GO , 5.00% , 07/01/29 ..... 1,850 2,061,893
Series 2016B , GO , 5.00% , 07/01/30 ..... 1,000 1,035,290
Series 2018B-1 , GO , 5.00% , 07/01/30 .... 505 542,001
Series 2024QRR , GO , 5.00% , 07/01/30 ... 5,000 5,685,549
Series 2021A , GO , 5.00% , 07/01/30 ..... 5 5,686
Series 2020C , GO , 5.00% , 07/01/30 ..... 1,225 1,392,960
Series 2023A , COP , 5.00% , 10/01/30 .... 2,000 2,249,883
Series 2020C , GO , 4.00% , 07/01/31 ..... 1,000 1,072,636
Series 2024A , GO , 5.00% , 07/01/31 ..... 10,000 11,571,653
Series 2019A , GO , 5.00% , 07/01/31 ..... 1,000 1,103,297
Series 2018B-1 , GO , 5.00% , 07/01/31 .... 500 535,245
Series 2021A , GO , 4.00% , 07/01/32 ..... 440 472,387
Series 2019A , GO , 5.00% , 07/01/32 ..... 1,500 1,649,731
Series 2024A , GO , 5.00% , 07/01/33 ..... 16,500 19,643,205
Series 2020A , GO , 5.00% , 07/01/33 ..... 6,020 6,793,463
Series 2018B-1 , GO , 5.00% , 07/01/33 .... 2,000 2,133,385
Series 2024A , GO , 5.00% , 07/01/34 ..... 16,820 20,292,385
Series 2024QRR , GO , 5.00% , 07/01/35 ... 1,000 1,209,996
Series 2022QRR , GO , 5.00% , 07/01/36 ... 1,000 1,168,631
Series 2020RYQ , GO , 4.00% , 07/01/37 ... 3,500 3,669,689
Series 2018B-1 , GO , 5.00% , 07/01/37 .... 1,000 1,058,158
Series A , COP , 5.00% , 10/01/37 ........ 785 902,478
Series 2020C , GO , 3.00% , 07/01/38 ..... 1,000 947,480
Series 2020C , GO , 4.00% , 07/01/39 ..... 2,620 2,711,136
Series 2022QRR , GO , 5.00% , 07/01/39 ... 1,405 1,624,724
Series 2020RYQ , GO , 4.00% , 07/01/40 ... 3,010 3,093,973
Series 2016A , GO , 5.00% , 07/01/40 ..... 4,000 4,034,910
Series 2018B-1 , GO , 5.25% , 07/01/42 .... 3,075 3,265,083
Series 2023QRR , GO , 5.00% , 07/01/43 ... 4,575 5,246,025

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2020RYQ , GO , 4.00% , 07/01/44 ... USD 3,000 $ 3,041,547
Series 2024QRR , GO , 5.00% , 07/01/44 ... 2,000 2,315,076
Series 2022QRR , GO , 5.25% , 07/01/47 ... 750 848,197
Series 2023QRR , GO , 5.25% , 07/01/48 ... 12,500 14,275,106
Series 2024QRR , GO , 5.25% , 07/01/49 ... 2,000 2,303,241
Marin Community College District, Series B, GO,
4.00%, 08/01/40 ................. 2,400 2,480,013
Mendocino-Lake Community College District
(a)
Series B , GO , 0.00% , 08/01/51 ( AGM ) ... 250 78,866
Series B , GO , 0.00% , 08/01/51 ( BAM ) .... 7,000 1,781,079
Menlo Park City School District, Series 2010,
GO, 0.00%, 07/01/44
(a)
............. 435 450,842
Metropolitan Water District of Southern California
Series 2019A , RB , 5.00% , 07/01/25 ..... 125 126,722
Series 2017A , RB , 2.50% , 07/01/26 ..... 230 228,214
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,060 1,102,985
Series 2019A , RB , 5.00% , 07/01/27 ..... 790 843,867
Series 2011C , RB , 5.00% , 10/01/27 ..... 980 1,053,470
Series 2022A , RB , 5.00% , 10/01/27 ..... 175 188,120
Series 2022A , RB , 5.00% , 10/01/29 ..... 2,000 2,244,272
Series 2016A , RB , 5.00% , 07/01/30 ..... 1,000 1,026,007
Series 2022A , RB , 5.00% , 10/01/33 ..... 1,000 1,176,701
Series 2019A , RB , 5.00% , 07/01/34 ..... 2,020 2,205,143
Series 2016B-2 , RB , VRDN ( TD Bank NA
SBPA ), 2.60% , 12/03/24
(b)
.......... 2,050 2,050,000
Series 2019A , RB , 5.00% , 07/01/37 ..... 1,000 1,083,120
Series 2019A , RB , 5.00% , 07/01/38 ..... 1,015 1,097,255
Series 2020C , RB , 5.00% , 07/01/39 ..... 355 393,694
Series 2021A , RB , 5.00% , 10/01/39 ..... 1,680 1,885,555
Series 2020C , RB , 5.00% , 07/01/40 ..... 3,490 3,850,703
Series 2015A , RB , 5.00% , 07/01/40 ..... 1,525 1,545,289
Series 2020A , RB , 5.00% , 10/01/45 ..... 1,000 1,075,593
Series 2023A , RB , 5.00% , 04/01/48 ..... 6,500 7,265,018
Series 2024C , RB , 5.00% , 04/01/49 ..... 8,865 10,001,442
Series 2020A , RB , 5.00% , 10/01/49 ..... 15,915 16,996,365
Series 2024D , RB , VRDN ( Barclays Bank plc
SBPA ), 1.70% , 12/05/24
(b)
.......... 14,525 14,525,000
Miracosta Community College District, Series B,
GO, 4.00%, 08/01/45 .............. 3,000 3,043,689
Moreno Valley Unified School District, Series A,
GO, 5.00%, 08/01/44 (AGM) ......... 10,000 10,143,662
Mount Diablo Unified School District, Series
2010A, GO, 5.75%, 08/01/35 (AGM) ..... 400 407,375
Mount San Antonio Community College District
Series 2013A , GO , 5.87% , 08/01/28 ..... 5,025 5,522,991
Series 2013A , GO , 0.00% , 08/01/43
(a)
.... 2,235 2,250,163
Mount San Jacinto Community College District,
Series B, GO, 4.00%, 08/01/43 ........ 5,250 5,301,249
Mountain View-Whisman School District, Series
B, GO, 4.00%, 09/01/42 ............ 250 256,496
Municipal Improvement Corp. of Los Angeles
Series 2016B , RB , 5.00% , 11/01/29 ..... 1,340 1,396,976
Series 2016B , RB , 5.00% , 11/01/30 ..... 500 520,325
Series 2016B , RB , 5.00% , 11/01/32 ..... 1,055 1,095,036
Newport Mesa Unified School District
(a)
Series 2007 , GO , 0.00% , 08/01/31 ( NPFGC ) 5,135 4,209,230
Series 2011 , GO , 0.00% , 08/01/32 ...... 7,000 5,581,495
Series 2011 , GO , 0.00% , 08/01/34 ...... 3,715 2,756,880
Series 2011 , GO , 0.00% , 08/01/35 ...... 2,000 1,427,022
Series 2011 , GO , 0.00% , 08/01/36 ...... 2,625 1,796,791
Series 2011 , GO , 0.00% , 08/01/38 ...... 500 313,776
Series 2017 , GO , 0.00% , 08/01/44 ...... 1,000 449,738
Norman Y Mineta San Jose International Airport
SJC, Series 2017B, RB, 5.00%, 03/01/47 .. 2,000 2,064,918
Security
Par (000)
Par (000) Value
California (continued)
North Orange County Community College
District
Series C , GO , 4.00% , 08/01/43 ........ USD 2,100 $ 2,156,962
Series B , GO , 4.00% , 08/01/44 ........ 6,500 6,587,475
Series C , GO , 4.00% , 08/01/44 ........ 2,625 2,680,130
Northern California Sanitation Agencies
Financing Authority
Series 2020A , RB , 5.00% , 12/01/27 ..... 750 807,393
Series 2021 , RB , 5.00% , 12/01/31 ...... 1,250 1,453,522
Series 2021 , RB , 5.00% , 12/01/33 ...... 1,270 1,469,026
Series 2021 , RB , 3.00% , 12/01/34 ...... 1,500 1,494,243
Series 2024A , RB , 5.00% , 12/01/35 ..... 10,000 12,053,282
Series 2020A , RB , 5.00% , 12/01/41 ..... 2,520 2,764,856
Series 2020A , RB , 5.00% , 12/01/50 ..... 4,105 4,425,472
Oakland Unified School District, Series 2016,
GO, 5.00%, 08/01/29 .............. 10,125 10,472,304
Ohlone Community College District, Series C,
GO, 4.00%, 08/01/45 .............. 1,250 1,253,513
Orange County Local Transportation Authority
Sales Tax
Series 2019 , RB , 5.00% , 02/15/25 ...... 1,110 1,114,696
Series 2019 , RB , 5.00% , 02/15/30 ...... 500 550,566
Series 2019 , RB , 4.00% , 02/15/38 ...... 3,365 3,447,053
Series 2019 , RB , 5.00% , 02/15/41 ...... 1,500 1,604,334
Orange County Sanitation District
Series 2021A , RB , 5.00% , 02/01/26 ..... 2,005 2,060,530
Series 2022A , COP , 5.00% , 02/01/33 .... 1,000 1,143,264
Orange County Water District
Series 2019C , RB , 5.00% , 08/15/25 ..... 175 177,747
Series 2017A , RB , 4.00% , 08/15/41 ..... 2,755 2,779,836
Palo Alto Unified School District, Series 2008-2,
GO, 0.00%, 08/01/31
(a)
............. 3,450 2,856,010
Palomar Community College District
Series C , GO , 4.00% , 08/01/40 ........ 250 252,026
Series 2017 , GO , 4.00% , 08/01/45 ...... 1,615 1,622,577
Series D , GO , 4.00% , 08/01/46 ........ 1,070 1,075,156
Peninsula Corridor Joint Powers Board Measure
RR Sales Tax
Series 2022A , RB , 5.00% , 06/01/47 ..... 2,025 2,198,435
Series 2022A , RB , 5.00% , 06/01/51 ..... 1,190 1,283,502
Placentia-Yorba Linda Unified School District
(a)
Series D , GO , 0.00% , 08/01/40 ........ 500 277,541
Series D , GO , 0.00% , 08/01/42 ........ 200 101,183
Series D , GO , 0.00% , 08/01/46 ........ 1,300 531,286
Port of Los Angeles
Series 2019B , RB , 5.00% , 08/01/26 ..... 2,030 2,111,931
Series 2016C , RB , 4.00% , 08/01/39 ..... 1,000 1,022,050
Series 2014B , RB , 5.00% , 08/01/44 ..... 1,100 1,101,259
Poway Unified School District
(a)
Series A , GO , 0.00% , 08/01/27 ........ 2,500 2,319,913
Series A , GO , 0.00% , 08/01/31 ........ 790 645,915
Series A , GO , 0.00% , 08/01/32 ........ 450 354,926
Series B , GO , 0.00% , 08/01/33 ........ 2,800 2,130,696
Series B , GO , 0.00% , 08/01/34 ........ 7,165 5,247,945
Series B , GO , 0.00% , 08/01/35 ........ 500 351,625
Series B , GO , 0.00% , 08/01/36 ........ 1,000 673,481
Series B , GO , 0.00% , 08/01/38 ........ 755 464,794
Series B , GO , 0.00% , 08/01/46 ........ 4,445 1,779,712
Rio Hondo Community College District
Series 2010C , GO , 6.63% , 08/01/42 ..... 1,210 1,555,752
Series 2010C , GO , 6.85% , 08/01/42 ..... 2,960 3,860,871
Riverside Community College District, Series
2019, GO, 3.00%, 08/01/38 .......... 2,040 1,904,169
Riverside County Public Financing Authority,
Series 2015, RB, 5.25%, 11/01/45 ...... 500 511,972

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Riverside County Transportation Commission
Series 2021B-1 , RB , 4.00% , 06/01/37 .... USD 2,384 $ 2,456,411
Series 2021B-1 , RB , 4.00% , 06/01/38 .... 2,965 3,045,967
Series 2021B-1 , RB , 4.00% , 06/01/40 .... 1,100 1,121,162
Series B , RB , 0.00% , 06/01/41
(a)
....... 2,500 1,274,741
Series 2021B-1 , RB , 4.00% , 06/01/46 .... 6,020 6,042,027
Series 2021B-1 , RB , 3.00% , 06/01/49 .... 2,000 1,620,460
Riverside County Transportation Commission
Sales Tax
Series 2017B , RB , 5.00% , 06/01/25 ..... 420 424,725
Series 2017B , RB , 5.00% , 06/01/29 ..... 1,500 1,607,375
Series 2017B , RB , 5.00% , 06/01/30 ..... 2,500 2,675,641
Series 2017B , RB , 5.00% , 06/01/32 ..... 310 330,710
Series 2017B , RB , 5.00% , 06/01/37 ..... 1,020 1,081,861
Series 2017B , RB , 5.00% , 06/01/38 ..... 1,520 1,609,832
Series 2017A , RB , 5.00% , 06/01/39 ..... 410 429,772
Series 2017B , RB , 5.00% , 06/01/39 ..... 1,000 1,057,458
Riverside Unified School District, Series B, GO,
4.00%, 08/01/42 ................. 1,000 1,006,278
Sacramento Area Flood Control Agency, Series
2016A, 5.00%, 10/01/47 ............ 1,000 1,026,611
Sacramento City Financing Authority, Series E,
RB, 5.25%, 12/01/30 (AMBAC) ........ 650 725,938
Sacramento City Unified School District, Series
2022A, GO, 5.50%, 08/01/52 (BAM) ..... 2,000 2,197,889
Sacramento Municipal Utility District
Series 2022J , RB , 5.00% , 08/15/25 ..... 750 762,405
Series 2022J , RB , 5.00% , 08/15/26 ..... 265 276,434
Series 2021I , RB , 5.00% , 08/15/27 ...... 1,000 1,070,131
Series 2019G , RB , 5.00% , 08/15/30 ..... 1,000 1,109,941
Series 2023C , RB , VRDN ( TD Bank NA
SBPA ), 2.50% , 12/03/24
(b)
.......... 8,400 8,400,000
Series 2023K , RB , 5.00% , 08/15/44 ..... 1,785 2,015,380
Series 2019B , RB , VRDN 5.00% , 10/15/25
(b)
1,635 1,648,415
Series 2024M , RB , 5.00% , 11/15/49 ..... 3,500 3,920,699
Series 2020H , RB , 5.00% , 08/15/50 ..... 3,340 3,594,376
Series 2023K , RB , 5.00% , 08/15/53 ..... 2,000 2,213,966
Series 2024M , RB , 5.00% , 11/15/54 ..... 5,000 5,564,763
Sacramento Transportation Authority Sales Tax
Series 2023 , RB , 5.00% , 10/01/28 ...... 1,500 1,644,549
Series 2023 , RB , 5.00% , 10/01/29 ...... 2,000 2,239,414
Series 2023 , RB , 5.00% , 10/01/32 ...... 1,750 2,063,273
Series 2023 , RB , 5.00% , 10/01/33 ...... 8,265 9,888,834
Series 2023 , RB , 5.00% , 10/01/38 ...... 2,000 2,329,727
San Bernardino Community College District,
Series 2019A, GO, 4.00%, 08/01/44 ..... 500 520,315
San Diego Association of Governments, Series
2019A, RB, 5.00%, 11/15/26 ......... 2,350 2,400,708
San Diego Association of Governments
South Bay Expressway, Series 2017A, RB,
5.00%, 07/01/42 ................. 3,000 3,118,314
San Diego Community College District
Series 2016 , GO , 5.00% , 08/01/27 ...... 555 579,092
Series 2016 , GO , 5.00% , 08/01/28 ...... 1,450 1,512,023
Series 2016 , GO , 5.00% , 08/01/30 ...... 650 675,814
Series 2016 , GO , 5.00% , 08/01/31 ...... 2,035 2,115,816
Series 2016 , GO , 4.00% , 08/01/32 ...... 500 511,765
Series 2016 , GO , 4.00% , 08/01/41 ...... 3,500 3,582,352
Series 2016 , GO , 5.00% , 08/01/41 ...... 6,250 6,498,207
San Diego County Regional Airport Authority
Series 2019A , RB , 5.00% , 07/01/35 ..... 1,500 1,636,507
Series 2019A , RB , 5.00% , 07/01/39 ..... 2,000 2,160,991
Series A , RB , 5.00% , 07/01/42 ......... 1,000 1,038,993
Series 2019A , RB , 5.00% , 07/01/44 ..... 400 426,550
Series 2021A , RB , 4.00% , 07/01/46 ..... 2,000 2,014,277
Security
Par (000)
Par (000) Value
California (continued)
Series 2019A , RB , 5.00% , 07/01/49 ..... USD 1,400 $ 1,482,364
Series 2021A , RB , 5.00% , 07/01/51 ..... 2,000 2,158,971
Series 2021A , RB , 4.00% , 07/01/56 ..... 1,000 999,980
Series 2021A , RB , 5.00% , 07/01/56 ..... 2,000 2,146,960
San Diego County Regional Transportation
Commission
Series 2023A , RB , 5.00% , 04/01/28 ..... 1,300 1,409,883
Series 2023A , RB , 5.00% , 04/01/30 ..... 1,375 1,555,377
Series 2023A , RB , 5.00% , 04/01/35 ..... 1,500 1,770,151
Series 2016A , RB , 5.00% , 04/01/41 ..... 2,000 2,046,542
Series 2016A , RB , 5.00% , 04/01/48 ..... 2,115 2,155,739
Series 2021B , RB , 5.00% , 04/01/48 ..... 4,380 4,748,065
San Diego County Water Authority
Series 2021S-1 , RB , 5.00% , 05/01/28 .... 4,730 5,111,984
Series 2021B , RB , 4.00% , 05/01/38 ..... 2,500 2,629,853
Series 2022A , RB , 5.00% , 05/01/47 ..... 2,000 2,210,535
Series 2022A , RB , 5.00% , 05/01/52 ..... 1,570 1,721,630
San Diego Public Facilities Financing Authority
Series 2015 , RB , 5.00% , 05/15/25 ...... 1,000 1,009,851
Series 2016B , RB , 5.00% , 08/01/25 ..... 310 314,743
Series 2016B , RB , 5.00% , 08/01/27 ..... 1,535 1,597,635
Series 2016A , RB , 5.00% , 05/15/29 ..... 500 517,900
Series 2018A , RB , 5.00% , 08/01/43 ..... 500 528,177
Series A , RB , 5.00% , 10/15/44 ......... 1,000 1,013,149
Series 2021A , RB , 5.00% , 10/15/46 ..... 1,000 1,077,472
Series 2023A , RB , 5.25% , 08/01/48 ..... 9,080 10,303,791
Series 2023A , RB , 4.00% , 08/01/52 ..... 1,730 1,743,980
Series 2024A , RB , 5.00% , 05/15/54 ..... 4,000 4,445,030
Series 2024A , RB , 5.00% , 10/15/54 ..... 3,995 4,403,365
San Diego Unified School District
Series 2015R-4 , GO , 5.00% , 07/01/26 ... 1,000 1,013,257
Series 2015R-4 , GO , 5.00% , 07/01/27 ... 350 354,490
Series 2015R-4 , GO , 5.00% , 07/01/28 ... 180 182,297
Series 2022O-2 , GO , 5.00% , 07/01/29 ... 4,000 4,463,675
Series 2016R-5 , GO , 5.00% , 07/01/29 ... 960 995,469
Series 2010C , GO , 0.00% , 07/01/30
(a)
.... 1,840 1,557,348
Series R-1 , GO , 0.00% , 07/01/31
(a)
...... 1,820 1,491,344
Series SR-1 , GO , 4.00% , 07/01/31 ...... 500 508,325
Series 2012E , GO , 0.00% , 07/01/32
(a)
.... 3,440 2,720,228
Series SR-1 , GO , 4.00% , 07/01/32 ...... 220 223,436
Series 2010C , GO , 0.00% , 07/01/35
(a)
.... 300 211,887
Series 2010C , GO , 0.00% , 07/01/36
(a)
.... 3,240 2,200,401
Series 2020D-2 , GO , 3.00% , 07/01/37 ... 2,400 2,274,742
Series 2010C , GO , 0.00% , 07/01/38
(a)
.... 1,930 1,204,354
Series 2010C , GO , 0.00% , 07/01/39
(a)
.... 1,100 656,303
Series 2020D-2 , GO , 3.00% , 07/01/39 ... 1,030 954,630
Series R-2 , GO , 0.00% , 07/01/40
(a)
...... 800 835,469
Series R-2 , GO , 0.00% , 07/01/41
(a)
...... 450 466,237
Series 2024ZR-5A , GO , 5.00% , 07/01/41 .. 1,000 1,160,367
Series 2012E , GO , 0.00% , 07/01/42
(a)
.... 1,340 1,131,195
Series 2010C , GO , 0.00% , 07/01/42
(a)
.... 215 112,047
Series 2019L , GO , 4.00% , 07/01/44 ..... 2,015 2,038,310
Series 2024H-2 , GO , 5.00% , 07/01/44 ... 2,210 2,527,640
Series 2010C , GO , 0.00% , 07/01/45
(a)
.... 2,780 1,265,131
Series 2024ZR-5A , GO , 5.00% , 07/01/45
(d)
1,200 1,366,209
Series 2010C , GO , 0.00% , 07/01/46
(a)
.... 1,860 808,226
Series 2021N-2 , GO , 3.00% , 07/01/46 ... 3,000 2,577,208
Series 2012E , GO , 0.00% , 07/01/47
(a)
.... 3,025 2,568,094
Series 2010C , GO , 0.00% , 07/01/47
(a)
.... 1,880 1,243,172
Series 2017I , GO , 4.00% , 07/01/47 ...... 4,000 4,018,989
Series 2024ZR-5A , GO , 5.00% , 07/01/47
(d)
1,660 1,873,541
Series 2010C , GO , 0.00% , 07/01/48
(a)
.... 1,100 1,104,212
Series 2023A-3 , GO , 5.00% , 07/01/48 .... 13,000 14,467,492
Series 2023N2 , GO , 5.00% , 07/01/48 .... 1,000 1,112,884
Series 2012E , GO , 0.00% , 07/01/49
(a)
.... 4,000 1,491,308

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2019L , GO , 4.00% , 07/01/49 ..... USD 1,000 $ 1,005,568
Series 2024H-2 , GO , 5.00% , 07/01/49 ... 1,220 1,366,193
Series 2020M-2 , GO , 3.00% , 07/01/50 ... 8,055 6,658,797
Series 2020D-2 , GO , 4.00% , 07/01/50 ... 5,085 5,121,941
Series 2021E-2 , GO , 4.00% , 07/01/51 .... 2,300 2,318,299
Series 2023G-3 , GO , 4.00% , 07/01/53 ... 12,285 12,392,317
San Dieguito Union High School District, Series
B-2, GO, 4.00%, 02/01/40 ........... 200 200,361
San Francisco Bay Area Rapid Transit District
Series 2015D , GO , 4.00% , 08/01/33 ..... 2,250 2,258,851
Series 2020C-1 , GO , 4.00% , 08/01/35 ... 1,000 1,040,500
Series 2020C-1 , GO , 3.00% , 08/01/36 ... 4,025 3,858,908
Series 2020C-1 , GO , 3.00% , 08/01/38 ... 1,625 1,527,541
Series A-1 , GO , 4.00% , 08/01/42 ....... 1,000 1,005,269
Series A-1 , GO , 5.00% , 08/01/47 ....... 1,015 1,054,036
Series 2019B-1 , GO , 3.00% , 08/01/49 .... 3,700 3,067,698
Series 2020C-1 , GO , 3.00% , 08/01/50 ... 2,600 2,140,403
San Francisco Bay Area Rapid Transit District
Sales Tax
Series 2015A , RB , 5.00% , 07/01/27 ..... 5,765 5,838,631
Series 2019A , RB , 4.00% , 07/01/37 ..... 1,000 1,020,184
Series 2019A , RB , 4.00% , 07/01/38 ..... 2,000 2,039,280
Series 2019A , RB , 3.00% , 07/01/44 ..... 1,200 1,039,862
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016D , RB , 5.00% , 05/01/25 ..... 250 252,181
Series 2016A , RB , 5.00% , 05/01/26 ..... 1,000 1,032,910
Series 2019D , RB , 5.00% , 05/01/31 ..... 1,230 1,352,642
Series 2021-2B , RB , 5.00% , 05/01/32 .... 350 399,739
Series 2021-2B , RB , 5.00% , 05/01/34 .... 2,200 2,501,902
Series 2020-2B , RB , 4.00% , 05/01/37 .... 4,000 4,164,300
Series 2024B , RB , 5.00% , 05/01/42 ..... 6,680 7,675,357
Series 2024B , RB , 5.00% , 05/01/44 ..... 1,500 1,702,081
Series 2016C , RB , 5.00% , 05/01/46 ..... 8,850 9,046,604
Series 2017B , RB , 5.00% , 05/01/47 ..... 1,500 1,554,658
Series 2018E , RB , 5.00% , 05/01/48 ..... 2,000 2,090,668
Series 2019B , RB , 5.00% , 05/01/49 ..... 3,000 3,179,356
Series 2024B , RB , 5.00% , 05/01/49 ..... 4,180 4,666,702
Series 2019-2F , RB , 5.00% , 05/01/50 .... 745 787,106
Series 2022-2B , RB , 5.00% , 05/01/52 .... 1,500 1,633,718
San Francisco City & County Public Utilities
Commission Power, Series 2021A, RB,
4.00%, 11/01/51 ................. 2,090 2,097,991
San Francisco City & County Public Utilities
Commission Wastewater
Series 2022B , RB , 5.00% , 10/01/25 ..... 2,280 2,323,071
Series 2016A , RB , 5.00% , 10/01/27 ..... 530 538,915
Series 2023A , RB , 5.00% , 10/01/28 ..... 3,195 3,506,581
Series 2023A , RB , 5.00% , 10/01/30 ..... 5,000 5,709,101
Series 2013B , RB , 4.00% , 10/01/42 ..... 2,175 2,175,214
Series 2018A , RB , 4.00% , 10/01/43 ..... 1,000 1,008,298
Series 2018B , RB , 5.00% , 10/01/43 ..... 1,000 1,056,910
Series 2021A , RB , 5.00% , 10/01/45 ..... 7,485 8,213,256
Series 2021A , RB , 4.00% , 10/01/47 ..... 2,000 2,023,293
Series 2024C , RB , 5.00% , 10/01/49 ..... 8,000 8,958,283
Series 2024C , RB , 5.00% , 10/01/54 ..... 16,480 18,316,516
Series 2024D , RB , 5.00% , 10/01/54 ..... 2,000 2,222,878
San Francisco Community College District,
Series B, GO, 5.25%, 06/15/49 (BAM) .... 2,500 2,825,126
San Francisco County Transportation Authority
Sales Tax
Series 2017 , RB , 4.00% , 02/01/25 ...... 2,270 2,274,175
Series 2017 , RB , 4.00% , 02/01/26 ...... 1,480 1,504,307
San Francisco Municipal Transportation Agency
Series 2017 , RB , 4.00% , 03/01/46 ...... 740 743,023
Security
Par (000)
Par (000) Value
California (continued)
Series 2021C , RB , 4.00% , 03/01/51 ..... USD 2,400 $ 2,418,183
San Joaquin County Transportation Authority
Measure K Sales Tax, Series 2017, RB,
4.00%, 03/01/41 ................. 500 502,581
San Joaquin Hills Transportation Corridor
Agency
Series 1993 , RB , 0.00% , 01/01/26
(a)
..... 280 271,534
Series 1997A , RB , 0.00% , 01/15/26
( NPFGC )
(a)
.................... 400 384,870
RB , 0.00% , 01/01/28
(a)
.............. 750 690,960
Series 2021A , RB , 5.00% , 01/15/31 ..... 1,500 1,672,635
Series 2021A , RB , 5.00% , 01/15/33 ..... 8,830 9,928,508
Series 2021A , RB , 4.00% , 01/15/34 ..... 3,107 3,270,716
Series 2014A , RB , 5.00% , 01/15/34 ...... 750 751,885
Series 2014A , RB , 5.00% , 01/15/44 ..... 8,000 8,020,103
Series 2014A , RB , 5.00% , 01/15/50 ..... 8,755 8,777,000
San Jose Evergreen Community College District,
Series B, GO, 3.00%, 09/01/40 ........ 1,250 1,171,354
San Jose Financing Authority, Series 2022B, RB,
5.00%, 11/01/52 ................. 7,300 8,079,007
San Jose Unified School District
(a)
Series C , GO , 0.00% , 08/01/29 ( NPFGC ) . 1,060 923,473
Series C , GO , 0.00% , 08/01/30 ( NPFGC ) . 3,150 2,660,207
Series C , GO , 0.00% , 06/01/31 ( NPFGC ) . 400 328,935
San Juan Unified School District
Series 2019N , GO , 4.00% , 08/01/29 ..... 5,000 5,104,166
Series 2022 , GO , 4.00% , 08/01/46 ...... 1,095 1,114,047
San Marcos Unified School District
(a)
Series A , GO , 0.00% , 08/01/28 ........ 655 587,093
Series B , GO , 0.00% , 08/01/38 ........ 565 341,487
Series B , GO , 0.00% , 08/01/47 ........ 2,500 987,084
Series B , GO , 0.00% , 08/01/51 ........ 1,500 499,767
San Mateo County Community College District
Series 2006B , GO , 0.00% , 09/01/26
( NPFGC )
(a)
.................... 1,550 1,475,726
Series 2006B , GO , 0.00% , 09/01/30
( NPFGC )
(a)
.................... 4,500 3,806,971
Series A , GO , 0.00% , 09/01/30 ( NPFGC )
(a)
2,000 1,691,987
Series 2006B , GO , 0.00% , 09/01/32
( NPFGC )
(a)
.................... 5,020 3,963,788
Series 2006B , GO , 0.00% , 09/01/35
( NPFGC )
(a)
.................... 3,380 2,380,778
Series 2015A , GO , 5.00% , 09/01/45 ..... 775 787,985
Series 2018B , GO , 5.00% , 09/01/45 ..... 4,475 4,731,262
San Mateo Foster City Public Financing Authority
Series 2021B , RB , 5.00% , 08/01/25 ..... 6,415 6,511,414
Series 2019 , RB , 5.00% , 08/01/49 ...... 3,000 3,193,871
San Mateo Foster City School District, Series A,
GO, 0.00%, 08/01/42
(a)
............. 2,235 2,438,692
San Mateo Union High School District
(a)
Series 2011A , GO , 0.00% , 09/01/33 ..... 500 492,606
Series 2011A , GO , 0.00% , 09/01/41 ..... 1,915 2,069,509
Series 2011A , GO , 0.00% , 07/01/51 ..... 1,755 1,428,705
Santa Barbara Finance Authority, Series 2024,
RB, 4.00%, 05/15/57
(c)
............. 2,000 1,992,495
Santa Barbara Secondary High School District,
Series 2011A, GO, 0.00%, 08/01/40
(a)
.... 555 305,660
Santa Barbara Unified School District, Series A,
GO, 4.00%, 08/01/41 .............. 2,000 2,019,252
Santa Clara Unified School District, Series 2019,
GO, 3.00%, 07/01/36 .............. 3,370 3,334,805
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/27 ..... 1,005 1,065,541
Series 2023A , RB , 5.00% , 04/01/28 ..... 1,000 1,086,200
Series 2015A , RB , 5.00% , 04/01/34 ..... 500 503,649

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2023A , RB , 5.00% , 04/01/36 ..... USD 1,000 $ 1,168,540
Santa Clara Valley Water District
Series A , RB , 5.00% , 06/01/41 ......... 2,825 2,878,010
Series A , RB , 5.00% , 06/01/46 ......... 1,410 1,433,003
Series 2024A-1 , RB , 5.00% , 06/01/52 .... 5,000 5,580,742
Santa Clara Valley Water District Safe Clean
Water
Series 2022B , COP , 5.00% , 12/01/26 .... 1,825 1,910,989
Series 2022A , RB , 5.00% , 08/01/47 ..... 1,000 1,110,378
Santa Clarita Community College District, Series
2019, GO, 3.00%, 08/01/49 .......... 1,660 1,397,393
Santa Monica Community College District
Series 2018A , GO , 4.00% , 08/01/39 ..... 565 574,580
Series 2018A , GO , 5.00% , 08/01/43 ..... 4,590 4,874,712
Series 2022B , GO , 5.00% , 08/01/45 ..... 1,020 1,132,775
Series 2018A , GO , 4.00% , 08/01/47 ..... 4,485 4,516,131
Santa Monica-Malibu Unified School District
Series A , GO , 3.00% , 08/01/49 ........ 1,500 1,248,381
Series B , GO , 4.00% , 08/01/50 ........ 1,000 1,005,306
Sonoma County Junior College District, Series
B, GO, 3.00%, 08/01/41 ............ 1,500 1,345,279
South San Francisco Unified School District,
Series 2016C, GO, 4.00%, 09/01/37 ..... 1,000 1,001,724
Southern California Public Power Authority
Series 2015C , RB , 5.00% , 07/01/26 ..... 1,070 1,071,974
Series 2023-1 , RB , 5.00% , 07/01/28 ..... 2,610 2,844,293
Series 2023-1 , RB , 5.00% , 07/01/29 ..... 4,000 4,450,790
Series 2023-1 , RB , 5.00% , 07/01/30 ..... 3,000 3,406,290
Series 2024A , RB , 5.00% , 07/01/34 ..... 2,500 3,004,339
Series 2024A , RB , 5.00% , 07/01/35 ..... 2,500 3,037,307
Series 2020-3 , RB , VRDN ( Bank of America
NA SBPA ), 2.85% , 12/03/24
(b)
....... 1,270 1,270,000
Series 2024-1 , RB , 5.00% , 07/01/46 ..... 5,000 5,672,783
Series 2024-1 , RB , 5.00% , 07/01/49 ..... 3,485 3,914,671
Series 2024-1 , RB , 5.00% , 07/01/53 ..... 9,000 10,052,543
Southern California Water Replenishment
District, Series 2015, RB, 5.00%, 08/01/41 . 1,000 1,011,765
Southwestern Community College District
Series C , GO , 0.00% , 08/01/41
(a)
....... 650 352,169
Series D , GO , 5.00% , 08/01/44 ........ 500 507,017
Series C , GO , 0.00% , 08/01/46
(a)
....... 1,000 406,281
Series A , GO , 4.00% , 08/01/47 ........ 2,000 2,009,756
State of California
GO , 5.00% , 02/01/25 ............... 5 5,007
GO , 4.00% , 03/01/25 ............... 475 476,343
GO , 5.00% , 03/01/25 ............... 250 251,316
GO , 5.00% , 04/01/25 ............... 700 705,007
GO , 5.00% , 08/01/25 ............... 5,170 5,246,214
GO , 5.00% , 09/01/25 ............... 1,005 1,021,813
Series B , GO , 5.00% , 09/01/25 ........ 1,015 1,031,980
GO , 5.00% , 10/01/25 ............... 17,690 18,001,366
Series 2017 , GO , 4.00% , 11/01/25 ...... 240 242,852
GO , 5.00% , 11/01/25 ............... 800 816,679
GO , 5.00% , 12/01/25 ............... 4,485 4,585,759
GO , 5.00% , 03/01/26 ............... 2,995 3,009,606
GO , 5.00% , 04/01/26 ............... 7,675 7,901,875
GO , 5.00% , 08/01/26 ............... 9,720 10,044,721
Series 2016 , GO , 5.00% , 08/01/26 ...... 2,280 2,366,252
Series C , GO , 5.00% , 09/01/26 ........ 3,500 3,554,228
GO , 5.00% , 09/01/26 ............... 14,850 15,443,195
GO , 5.00% , 10/01/26 ............... 15,340 15,951,527
Series 2017 , GO , 5.00% , 11/01/26 ...... 2,500 2,610,673
Series 2003 , GO , 5.00% , 02/01/27 ( AMBAC ) 200 210,012
GO , 4.00% , 03/01/27 ............... 5,000 5,146,217
GO , 5.00% , 03/01/27 ............... 1,400 1,406,407
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 04/01/27 ............... USD 680 $ 716,732
Series 2016 , GO , 5.00% , 08/01/27 ...... 760 788,360
Series C , GO , 5.00% , 08/01/27 ........ 3,350 3,557,633
GO , 5.00% , 08/01/27 ............... 1,120 1,146,502
GO , 5.00% , 09/01/27 ............... 5,035 5,266,135
GO , 4.00% , 10/01/27 ............... 1,740 1,805,194
GO , 5.00% , 10/01/27 ............... 9,915 10,434,971
GO , 5.00% , 11/01/27 ............... 9,600 10,252,826
Series 2017 , GO , 5.00% , 11/01/27 ...... 1,325 1,415,104
GO , 5.00% , 12/01/27 ............... 6,780 7,254,759
GO , 5.00% , 08/01/28 ............... 7,035 7,450,978
GO , 4.00% , 09/01/28 ............... 1,450 1,481,357
Series C , GO , 5.00% , 09/01/28 ........ 805 815,976
GO , 5.00% , 09/01/28 ............... 6,395 6,880,097
GO , 5.00% , 10/01/28 ............... 15,070 16,392,222
GO , 5.00% , 11/01/28 ............... 5,135 5,592,251
GO , 5.00% , 12/01/28 ............... 4,040 4,406,899
GO , 5.00% , 04/01/29 ............... 4,375 4,802,258
Series 2016 , GO , 5.00% , 08/01/29 ...... 1,920 1,985,936
GO , 5.00% , 08/01/29 ............... 12,440 13,693,167
GO , 4.00% , 09/01/29 ............... 10,005 10,595,096
GO , 5.00% , 09/01/29 ............... 5,385 5,578,793
GO , 5.00% , 10/01/29 ............... 11,115 12,251,993
GO , 5.00% , 11/01/29 ............... 1,500 1,664,186
GO , 5.00% , 12/01/29 ............... 2,405 2,672,280
GO , 5.00% , 03/01/30 ............... 170 189,793
GO , 5.00% , 04/01/30 ............... 3,175 3,525,709
GO , 5.00% , 08/01/30 ............... 5,545 6,152,084
Series C , GO , 5.00% , 08/01/30 ........ 100 105,566
Series C , GO , 5.00% , 09/01/30 ........ 5,675 5,745,220
GO , 5.00% , 10/01/30 ............... 2,000 2,254,909
GO , 5.00% , 11/01/30 ............... 9,275 10,471,584
Series 2017 , GO , 5.00% , 11/01/30 ...... 4,680 4,963,052
GO , 5.00% , 03/01/31 ............... 4,000 4,125,051
GO , 5.00% , 04/01/31 ............... 6,415 7,280,660
GO , 5.00% , 08/01/31 ............... 7,500 8,552,861
GO , 5.25% , 08/01/31 ............... 1,680 1,700,108
GO , 5.00% , 09/01/31 ............... 8,060 8,969,587
GO , 5.00% , 10/01/31 ............... 3,470 3,562,669
GO , 5.00% , 11/01/31 ............... 10,500 11,675,543
Series 2017 , GO , 5.00% , 11/01/31 ...... 3,000 3,178,244
GO , 5.00% , 03/01/32 ............... 3,900 4,332,985
GO , 5.00% , 04/01/32 ............... 10,405 11,899,132
GO , 5.00% , 08/01/32 ............... 5,825 6,687,395
Series 2007 , GO , 5.25% , 08/01/32 ( AGM ) . 1,825 2,124,438
GO , 5.00% , 09/01/32 ............... 16,325 18,520,899
Series 2024 , GO , 5.00% , 09/01/32 ...... 5,000 5,785,736
GO , 3.00% , 10/01/32 ............... 820 790,212
GO , 5.00% , 10/01/32 ............... 3,745 4,086,798
GO , 5.00% , 11/01/32 ............... 13,045 15,032,065
GO , 5.00% , 12/01/32 ............... 775 797,545
GO , 5.00% , 03/01/33 ............... 4,690 5,198,204
GO , 5.00% , 04/01/33 ............... 2,590 2,955,187
GO , 5.00% , 08/01/33 ............... 7,480 7,609,289
GO , 4.00% , 09/01/33 ............... 3,560 3,607,104
GO , 5.00% , 09/01/33 ............... 10,215 11,731,418
Series 2024 , GO , 5.00% , 09/01/33 ...... 3,045 3,566,386
GO , 4.00% , 10/01/33 ............... 2,855 3,037,797
GO , 5.00% , 10/01/33 ............... 5,305 5,652,251
GO , 5.00% , 03/01/34 ............... 3,600 3,981,613
GO , 4.00% , 09/01/34 ............... 5,865 6,329,070
GO , 5.00% , 09/01/34 ............... 8,935 9,907,631
GO , 3.00% , 10/01/34 ............... 1,900 1,885,949
GO , 4.00% , 10/01/34 ............... 1,535 1,624,901
GO , 5.00% , 10/01/34 ............... 13,230 15,360,172

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
GO , 3.00% , 11/01/34 ............... USD 1,575 $ 1,562,800
Series 2017 , GO , 4.00% , 11/01/34 ...... 3,300 3,377,337
GO , 5.00% , 11/01/34 ............... 1,000 1,075,568
GO , 5.00% , 12/01/34 ............... 1,780 1,990,143
Series 2022 , GO , 5.00% , 04/01/35 ...... 1,365 1,559,529
GO , 5.00% , 04/01/35 ............... 1,000 1,083,880
GO , 5.00% , 08/01/35 ............... 3,485 3,555,935
Series 2024 , GO , 5.00% , 09/01/35 ...... 14,470 16,975,948
GO , 5.00% , 09/01/35 ............... 4,085 4,218,974
GO , 3.00% , 10/01/35 ............... 1,850 1,826,366
GO , 4.00% , 10/01/35 ............... 1,735 1,830,226
GO , 5.00% , 10/01/35 ............... 7,010 7,453,308
GO , 4.00% , 03/01/36 ............... 9,150 9,554,435
GO , 5.00% , 08/01/36 ............... 4,390 4,956,089
GO , 4.00% , 09/01/36 ............... 4,000 4,037,233
GO , 5.00% , 09/01/36 ............... 10,000 11,344,297
GO , 3.00% , 10/01/36 ............... 8,000 7,868,137
GO , 4.00% , 10/01/36 ............... 4,225 4,405,120
GO , 5.00% , 10/01/36 ............... 6,055 6,981,151
GO , 5.00% , 11/01/36 ............... 2,510 2,690,966
Series 2017 , GO , 5.00% , 11/01/36 ...... 3,290 3,471,090
GO , 4.00% , 03/01/37 ............... 3,815 3,968,747
GO , 5.00% , 08/01/37 ............... 2,125 2,265,793
GO , 4.00% , 09/01/37 ............... 3,505 3,533,263
GO , 5.00% , 09/01/37 ............... 8,000 9,237,568
Series 2019 , GO , 3.00% , 10/01/37 ...... 1,375 1,345,903
GO , 5.00% , 10/01/37 ............... 3,100 3,100,313
GO , 5.00% , 11/01/37 ............... 7,500 8,557,008
GO , 5.00% , 08/01/38 ............... 2,250 2,317,079
GO , 4.00% , 11/01/38 ............... 4,950 5,154,524
GO , 5.00% , 09/01/39 ............... 16,625 19,080,826
GO , 4.00% , 10/01/39 ............... 3,500 3,632,836
GO , 5.00% , 10/01/39 ............... 2,250 2,394,042
GO , 5.25% , 10/01/39 ............... 4,125 4,235,644
GO , 4.00% , 11/01/39 ............... 2,500 2,598,484
GO , 5.00% , 11/01/39 ............... 3,505 3,739,025
GO , 4.00% , 03/01/40 ............... 2,000 2,062,412
GO , 4.00% , 11/01/40 ............... 1,150 1,190,041
GO , 5.00% , 09/01/41 ............... 18,000 20,200,236
GO , 4.00% , 10/01/41 ............... 10,400 10,748,649
GO , 5.00% , 10/01/41 ............... 2,425 2,676,729
Series 2022 , GO , 4.00% , 04/01/42 ...... 1,680 1,738,395
Series 2022 , GO , 5.00% , 04/01/42 ...... 1,515 1,690,975
GO , 5.00% , 09/01/42 ............... 5,000 5,609,875
GO , 5.00% , 10/01/42 ............... 10,765 12,104,283
GO , 5.00% , 11/01/42 ............... 2,500 2,810,763
GO , 4.00% , 09/01/43 ............... 13,070 13,546,830
GO , 5.00% , 09/01/43 ............... 4,000 4,525,349
Series 2024 , GO , 5.00% , 09/01/43 ...... 5,000 5,688,913
GO , 2.38% , 12/01/43 ............... 925 695,701
GO , 5.00% , 09/01/44 ............... 1,000 1,134,281
GO , 5.00% , 10/01/44 ............... 2,330 2,330,303
GO , 4.00% , 11/01/44 ............... 975 975,009
GO , 4.00% , 03/01/45 ............... 500 500,184
GO , 5.00% , 04/01/45 ............... 3,145 3,347,013
GO , 4.00% , 08/01/45 ............... 250 250,295
GO , 5.00% , 08/01/45 ............... 3,400 3,421,120
GO , 5.00% , 10/01/45 ............... 1,145 1,281,162
GO , 3.00% , 03/01/46 ............... 1,000 840,561
GO , 4.00% , 03/01/46 ............... 9,960 10,131,132
GO , 5.00% , 08/01/46 ............... 6,500 6,676,507
GO , 5.00% , 09/01/46 ............... 1,000 1,028,473
GO , 5.00% , 12/01/46 ............... 2,000 2,172,697
GO , 5.25% , 09/01/47 ............... 5,045 5,681,551
GO , 5.00% , 10/01/47 ............... 3,850 3,933,128
Security
Par (000)
Par (000) Value
California (continued)
Series 2017 , GO , 4.00% , 11/01/47 ...... USD 1,500 $ 1,506,349
Series 2017 , GO , 5.00% , 11/01/47 ...... 800 834,206
GO , 5.00% , 09/01/48 ............... 2,000 2,237,274
GO , 4.00% , 04/01/49 ............... 1,000 1,016,779
GO , 5.00% , 08/01/49 ............... 4,740 5,312,063
GO , 3.00% , 03/01/50 ............... 505 412,420
GO , 4.00% , 10/01/50 ............... 2,500 2,543,623
GO , 3.00% , 11/01/50 ............... 1,500 1,221,934
GO , 2.38% , 10/01/51 ............... 2,000 1,345,381
GO , 3.00% , 04/01/52 ............... 2,000 1,623,621
GO , 4.25% , 09/01/52 ............... 1,310 1,346,636
GO , 5.25% , 09/01/53 ............... 7,000 7,893,889
GO , 5.25% , 08/01/54 ............... 500 568,529
GO , 5.50% , 08/01/54 ............... 5,000 5,786,733
State of California Department of Water
Resources
Series AS , RB , 5.00% , 12/01/24 ........ 300 300,000
Series AW , RB , 5.00% , 12/01/24 ....... 500 500,000
Series AZ , RB , 5.00% , 12/01/24 ........ 475 475,000
Series BA , RB , 5.00% , 12/01/24 ........ 385 385,000
Series AS , RB , 5.00% , 12/01/25 ........ 2,315 2,317,491
Series BB , RB , 5.00% , 12/01/25 ........ 240 245,153
Series BB , RB , 5.00% , 12/01/26 ........ 1,900 1,997,004
Series AS , RB , 5.00% , 12/01/27 ........ 4,060 4,060,000
Series BB , RB , 5.00% , 12/01/28 ........ 2,015 2,219,524
Series AW , RB , 5.00% , 12/01/28 ....... 1,040 1,089,799
Series BD , RB , 5.00% , 12/01/31 ....... 2,555 2,946,877
Series BA , RB , 5.00% , 12/01/32 ........ 2,540 2,801,855
Series AW , RB , 5.00% , 12/01/33 ....... 1,050 1,101,159
Series BB , RB , 5.00% , 12/01/33 ........ 2,045 2,324,283
Series BA , RB , 5.00% , 12/01/33 ........ 1,500 1,651,785
Series BD , RB , 4.00% , 12/01/34 ....... 2,005 2,143,963
Series BD , RB , 4.00% , 12/01/35 ....... 3,000 3,185,218
Series AW , RB , 4.00% , 12/01/35 ....... 1,000 1,019,269
Series BA , RB , 5.00% , 12/01/35 ........ 580 644,884
Sunnyvale School District, Series 2015, GO,
4.00%, 09/01/42 ................. 500 500,576
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(a)
.......... 1,000 897,297
University of California
Series 2018O , RB , 4.00% , 05/15/25 ..... 5,490 5,522,183
Series 2017AY , RB , 5.00% , 05/15/25 .... 1,300 1,313,429
Series 2024BX , RB , 5.00% , 05/15/26 .... 1,000 1,035,770
Series 2022S , RB , 5.00% , 05/15/26 ..... 1,000 1,036,206
Series 2021BH , RB , 5.00% , 05/15/26 .... 1,190 1,232,566
Series 2015AO , RB , 5.00% , 05/15/27 .... 3,155 3,186,512
Series 2015I , RB , 5.00% , 05/15/27 ...... 745 752,374
Series 2024BS , RB , 5.00% , 05/15/28 .... 2,000 2,177,695
Series 2015AO , RB , 5.00% , 05/15/28 .... 10,950 11,058,871
Series 2023BN , RB , 5.00% , 05/15/28 .... 1,000 1,088,848
Series 2015I , RB , 5.00% , 05/15/28 ...... 7,435 7,508,250
Series 2018O , RB , 4.00% , 05/15/29 ..... 500 521,705
Series 2022S , RB , 5.00% , 05/15/29 ..... 4,005 4,453,842
Series 2024BX , RB , 5.00% , 05/15/29 .... 2,055 2,285,305
Series 2015I , RB , 5.00% , 05/15/29 ...... 205 206,927
Series 2022S , RB , 5.00% , 05/15/30 ..... 3,000 3,390,010
Series 2017AY , RB , 5.00% , 05/15/31 .... 1,000 1,055,998
Series 2015I , RB , 5.00% , 05/15/31 ...... 5,290 5,335,422
Series 2015AO , RB , 5.00% , 05/15/32 .... 3,000 3,025,218
Series 2024BS , RB , 5.00% , 05/15/32 .... 3,000 3,501,712
Series 2015I , RB , 5.00% , 05/15/32 ...... 540 544,490
Series 2017AY , RB , 4.00% , 05/15/33 .... 4,000 4,092,607
Series 2020BE , RB , 5.00% , 05/15/33 .... 2,000 2,245,437
Series 2024BW , RB , 5.00% , 05/15/33 .... 4,255 5,034,911
Series 2023BN , RB , 5.00% , 05/15/33 .... 1,125 1,331,205

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2017M , RB , 5.00% , 05/15/33 ..... USD 1,000 $ 1,050,495
Series 2015I , RB , 4.00% , 05/15/34 ...... 4,900 4,913,824
Series 2016AR , RB , 5.00% , 05/15/34 .... 1,005 1,035,216
Series 2024BS , RB , 5.00% , 05/15/34 .... 4,415 5,285,197
Series 2023BQ , RB , 5.00% , 05/15/35 .... 5,625 6,606,389
Series 2016K , RB , 5.00% , 05/15/35 ..... 500 514,540
Series 2024BW , RB , 5.00% , 05/15/35 .... 7,500 8,944,751
Series 2024BV , RB , 5.00% , 05/15/35 .... 4,000 4,770,534
Series 2017AV , RB , 5.00% , 05/15/35 .... 2,500 2,621,009
Series 2021Q , RB , 4.00% , 05/15/36 ..... 1,000 1,052,245
Series 2017AY , RB , 5.00% , 05/15/36 .... 2,135 2,235,206
Series 2018AZ , RB , 5.00% , 05/15/36 .... 750 801,377
Series 2017AV , RB , 5.00% , 05/15/36 .... 1,100 1,151,629
Series 2020BE , RB , 4.00% , 05/15/37 .... 1,000 1,043,227
Series 2024BS , RB , 5.00% , 05/15/37 .... 3,000 3,555,398
Series 2017AY , RB , 5.00% , 05/15/37 .... 4,650 4,862,521
Series 2024BV , RB , 5.00% , 05/15/37 .... 2,500 2,962,831
Series 2024BV , RB , 5.00% , 05/15/38 .... 2,500 2,955,369
Series 2020BE , RB , 5.00% , 05/15/38 .... 1,500 1,663,070
Series 2021Q , RB , 4.00% , 05/15/39 ..... 2,500 2,594,779
Series 2024BV , RB , 5.00% , 05/15/39 .... 8,800 10,364,621
Series 2021Q , RB , 4.00% , 05/15/40 ..... 2,500 2,575,142
Series 2020BE , RB , 4.00% , 05/15/40 .... 665 682,838
Series 2024BV , RB , 5.00% , 05/15/40 .... 6,615 7,734,941
Series 2015AO , RB , 5.00% , 05/15/40 .... 6,245 6,287,365
Series 2023BN , RB , 5.50% , 05/15/40 .... 9,000 10,716,328
Series 2016AR , RB , 5.00% , 05/15/41 .... 970 993,380
Series 2024BV , RB , 5.00% , 05/15/41 .... 2,500 2,903,007
Series 2023BN , RB , 5.00% , 05/15/41 .... 4,000 4,584,922
Series 2017AV , RB , 5.00% , 05/15/42 .... 2,405 2,505,810
Series 2024BS , RB , 5.00% , 05/15/42 .... 3,000 3,461,640
Series 2022S , RB , 5.00% , 05/15/42 ..... 1,720 1,932,485
Series 2023BN , RB , 5.00% , 05/15/42 .... 9,570 10,906,347
Series 2024BV , RB , 5.00% , 05/15/42 .... 3,500 4,038,580
Series 2017AV , RB , 5.25% , 05/15/42 .... 5,000 5,238,840
Series 2018AZ , RB , 5.00% , 05/15/43 .... 5,630 5,937,684
Series 2024BV , RB , 5.00% , 05/15/43 .... 4,000 4,589,792
Series 2023BN , RB , 5.00% , 05/15/44 .... 2,630 2,969,334
Series 2021BH , RB , 4.00% , 05/15/46 .... 1,000 1,013,828
Series 2016K , RB , 4.00% , 05/15/46 ..... 3,000 3,007,664
Series 2021Q , RB , 5.00% , 05/15/46 ..... 3,000 3,278,434
Series 2020BE , RB , 4.00% , 05/15/47 .... 10,250 10,342,864
Series 2017M , RB , 4.00% , 05/15/47 ..... 250 251,133
Series 2017M , RB , 5.00% , 05/15/47 ..... 1,165 1,207,543
Series 2013AL-3 , RB , VRDN
2.60% , 12/03/24
(b)
............... 5,650 5,650,000
Series 2013AL-1 , RB , VRDN
2.60% , 12/03/24
(b)
............... 7,900 7,900,000
Series 2018AZ , RB , 5.00% , 05/15/48 .... 12,250 12,843,598
Series 2019BB , RB , 5.00% , 05/15/49 .... 1,500 1,595,464
Series 2017AV , RB , 5.00% , 05/15/49 .... 1,500 1,553,292
Series 2021Q , RB , 3.00% , 05/15/51 ..... 7,000 5,851,104
Series 2021BH , RB , 4.00% , 05/15/51 .... 2,020 2,026,644
Series 2022BK , RB , 5.00% , 05/15/52 .... 6,000 6,561,668
Series 2017M , RB , 5.00% , 05/15/52 ..... 250 258,447
Series 2024BW , RB , 5.00% , 05/15/54 .... 3,000 3,333,772
Series 2018O , RB , 5.00% , 05/15/58 ..... 1,000 1,045,034
Series 2018AZ , RB , 5.25% , 05/15/58 .... 500 527,705
Series 2018O , RB , 5.50% , 05/15/58 ..... 500 531,400
Upper Santa Clara Valley Joint Powers Authority
Series 2020A , RB , 4.00% , 08/01/45 ..... 1,100 1,101,086
Series 2020A , RB , 4.00% , 08/01/50 ..... 3,000 3,002,336
Ventura Unified School District, Series 2022A,
GO, 4.00%, 08/01/52 .............. 4,430 4,462,232
Security
Par (000)
Par (000) Value
California (continued)
Walnut Valley Unified School District, Series C,
GO, 4.00%, 08/01/51 .............. USD 2,000 $ 2,018,144
West Valley-Mission Community College District,
Series 2015B, GO, 4.00%, 08/01/40 ..... 250 250,117
Westminster School District, Series 2013A, GO,
0.00%, 08/01/52 (BAM)
(a)
............ 6,380 4,619,850
William S Hart Union High School District
(a)
Series A , GO , 0.00% , 08/01/33 ........ 990 749,320
Series B , GO , 0.00% , 08/01/34 ( AGM ) ... 1,250 914,476
Yosemite Community College District, Series
2010D, GO, 0.00%, 08/01/38
(a)
........ 3,610 2,208,401
3,469,192,224
Total Long-Term Investments — 100 .3%
(Cost: $ 3,463,457,394 ) ............................ 3,469,192,224
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.74%
(e) (f)
......... 265,570 265,597
Total Short-Term Securities — 0.0%
(Cost: $ 265,597 ) ................................. 265,597
Total Investments — 100 .3%
(Cost: $ 3,463,722,991 ) ............................ 3,469,457,821
Liabilities in Excess of Other Assets — (0.3) % ............. (8,953,215)
Net Assets — 100.0% ...............................
$ 3,460,504,606
(a)
Zero-coupon bond.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
When-issued security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
California Muni Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Shares
Held at
11/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 837,046 $ — $ (571,449)
(a)
$ — $ — $ 265,597 265,570 $ 7,985 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 3,469,192,224 $ — $ 3,469,192,224
Short-Term Securities
Money Market Funds ...................................... 265,597 — — 265,597
$ 265,597 $ 3,469,192,224 $ — $ 3,469,457,821

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
California Muni Bond ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGC-ICC Assured Guaranty Corp. – Insured Custody Certificate
AGM Assured Guaranty Municipal Corp.
AGM-CR AGM Insured Custodial Receipt
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
FGIC Financial Guaranty Insurance Co.
GO General Obligation Bonds
LOC Letter of Credit
NPFGC National Public Finance Guarantee Corp.
NPFGC-IBC National Public Finance Guarantee Corp. — Insured Bond Certificate
RB Revenue Bonds
SBPA Stand-by-Bond Purchase Agreement
VRDN Variable Rate Demand Notes